497(c)
                                                                        33-83750

Equitable Accumulator(R)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2002

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.


--------------------------------------------------------------------------------

WHAT IS THE EQUITABLE ACCUMULATOR(R)?

Equitable Accumulator(R) is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond*              o EQ/Balanced
o AXA Premier VIP Health Care*            o EQ/Bernstein Diversified Value
o AXA Premier VIP International Equity*   o EQ/Calvert Socially Responsible*
o AXA Premier VIP Large Cap Core          o EQ/Capital Guardian International
  Equity*                                 o EQ/Capital Guardian Research
o AXA Premier VIP Large Cap Growth*       o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Value*        o EQ/Emerging Markets Equity
o AXA Premier VIP Small/Mid Cap           o EQ/Equity 500 Index
  Growth*                                 o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap Value*    o EQ/FI Mid Cap
o AXA Premier VIP Technology*             o EQ/FI Small/Mid Cap Value
o EQ/Aggressive Stock                     o EQ/High Yield(1)
o EQ/Alliance Common Stock                o EQ/International Equity Index
o EQ/Alliance Global                      o EQ/J.P. Morgan Core Bond
o EQ/Alliance Growth and Income           o EQ/Janus Large Cap Growth
o EQ/Alliance Growth Investors            o EQ/Lazard Small Cap Value
o EQ/Alliance Intermediate Government     o EQ/Marsico Focus*
  Securities*                             o EQ/Mercury Basic Value Equity
o EQ/Alliance International               o EQ/MFS Emerging Growth Companies
o EQ/Alliance Money Market                o EQ/MFS Investors Trust
o EQ/Alliance Premier Growth              o EQ/MFS Research
o EQ/Alliance Quality Bond                o EQ/Putnam Growth & Income Value
o EQ/Alliance Small Cap Growth            o EQ/Putnam International Equity
o EQ/Alliance Technology                  o EQ/Putnam Voyager(2)
o EQ/AXP New Dimensions**                 o EQ/Small Company Index
o EQ/AXP Strategy Aggressive**
--------------------------------------------------------------------------------

*   Subject to state availability.

** Subject to shareholder approval, we anticipate that the EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options (the "replaced options") will be merged into the EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options"), respectively, on or about July 12, 2002. After the merger, the replaced options will no longer be available and any allocation elections to either of them will be considered as allocation elections to the applicable surviving option. We will notify you if the replacements do not take place.

(1) Formerly named, "EQ/Alliance High Yield."

(2) Formerly named, "EQ/Putnam Investors Growth."


You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. This account pays fixed interest at guaranteed rates.

TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.


We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o An annuity that is an investment vehicle for a qualified defined contribution or defined benefit plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $2,000 to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2002, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          X00274
                                                                  2000 Portfolio

                                                                        (R-4/15)

Contents of this prospectus
--------------------------------------------------------------------------------

EQUITABLE ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator(R) at a glance -- key features                         8

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Examples                                                                    14
Condensed Financial Information                                             15


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           16
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        16
Owner and annuitant requirements                                            20
How you can make your contributions                                         20
What are your investment options under the contract?                        20
Allocating your contributions                                               24
Your benefit base                                                           26
Annuity purchase factors                                                    26
Our baseBUILDER option                                                      26
Guaranteed minimum death benefit                                            27
Your right to cancel within a certain number of days                        28


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        30
--------------------------------------------------------------------------------
Your account value and cash value                                           30
Your contract's value in the variable investment options                    30
Your contract's value in the fixed maturity options                         30
Your contract's value in the account for special dollar
     cost averaging                                                         30


----------
"We," "our," and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


2  Contents of this prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         31
--------------------------------------------------------------------------------
Transferring your account value                                             31
Disruptive transfer activity                                                31
Rebalancing your account value                                              31


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     32
--------------------------------------------------------------------------------
Withdrawing your account value                                              32
How withdrawals are taken from your account value                           33
How withdrawals affect your guaranteed minimum income benefit
  and guaranteed minimum death benefit                                      33
Loans under Rollover TSA contracts                                          33
Surrendering your contract to receive its cash value                        34
When to expect payments                                                     34
Your annuity payout options                                                 34


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     37
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         37
Charges that the Trusts deduct                                              39
Group or sponsored arrangements                                             39
Other distribution arrangements                                             39


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 40
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     40
How death benefit payment is made                                           40
Beneficiary continuation option                                             41


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          42
--------------------------------------------------------------------------------
Overview                                                                    42
Buying a contract to fund a retirement arrangement                          42
Transfers among investment options                                          42
Taxation of nonqualified annuities                                          42
Individual retirement arrangements (IRAs)                                   44
Special rules for contracts funding qualified plans                         45
Tax-Sheltered Annuity contracts (TSAs)                                      45
Federal and state income tax withholding and
  information reporting                                                     46
Impact of taxes to Equitable Life                                           47


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         48
--------------------------------------------------------------------------------
About Separate Account No. 45 and Separate Account No. 49                   48
About the Trusts                                                            48
About our fixed maturity options                                            48
About the general account                                                   49
About other methods of payment                                              50
Dates and prices at which contract events occur                             50
About your voting rights                                                    50
About legal proceedings                                                     51
About our independent accountants                                           51
Financial statements                                                        51
Transfers of ownership, collateral assignments, loans
  and borrowing                                                             51
Distribution of the contracts                                               51


--------------------------------------------------------------------------------
9. INVESTMENT PERFORMANCE                                                   53
--------------------------------------------------------------------------------
Communicating performance data                                              56


--------------------------------------------------------------------------------
10. INCORPORATION OF CERTAIN DOCUMENTS
    BY REFERENCE                                                            57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1
II -- Purchase considerations for QP contracts                             B-1
III -- Market value adjustment example                                     C-1
IV -- Guaranteed minimum death benefit example                             D-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.




                                                 PAGE
   account for special dollar cost averaging       24
   account value                                   30
   annuitant                                       16
   annuity payout options                          34
   baseBUILDER                                     26
   beneficiary                                     40
   benefit base                                    26
   business day                                    50
   cash value                                      30
   contract date                                    9
   contract date anniversary                        9
   contract year                                    9
   contributions to Roth IRAs                      44
      regular contributions                        44
      rollover and direct transfers                45
      conversion contributions                     45
   contributions to traditional IRAs               44
      regular contributions                        44
      rollovers and transfers                      45
   disruptive transfer activity                    31
   EQAccess                                         6
   ERISA                                           33
   fixed maturity options                          24
   Flexible Premium IRA                         cover
   Flexible Premium Roth IRA                    cover
   guaranteed minimum death benefit                27
   guaranteed minimum income benefit               26


                                                 PAGE
   IRA                                          cover
   IRS                                             42
   investment options                              20
   loan reserve account                            34
   market adjusted amount                          24
   market value adjustment                         24
   market timing                                   31
   maturity value                                  24
   NQ                                           cover
   participant                                     20
   portfolio                                    cover
   processing office                                6
   QP                                           cover
   rate to maturity                                24
   Rollover IRA                                 cover
   Rollover TSA                                 cover
   Roth Conversion IRA                          cover
   Roth IRA                                        44
   SAI                                          cover
   SEC                                          cover
   TOPS                                             6
   TSA                                          cover
   traditional IRA                                 44
   Trusts                                       cover
   unit                                            30
   variable investment options                     20


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



  --------------------------------------------------------------------------
  Prospectus                    Contract or Supplemental Materials
  --------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  baseBUILDER                   Guaranteed Minimum Income Benefit
  --------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481 .0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R) c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http:// www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available to clients of AXA Distributors only);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flexible Premium Roth IRA contract;

(3) election of the automatic investment program;

(4) election of the rebalancing program;

(5) requests for loans under Rollover TSA contracts;

(6) spousal consent for loans under Rollover TSA contracts;

6  Who is Equitable Life?

 (7) requests for withdrawals or surrenders from Rollover TSA contracts;

 (8) tax withholding elections;

 (9) election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain section 1035 exchanges; and

(12) direct transfers.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options;

(4) contract surrender and withdrawal requests; and

(5) death claims.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar cost averaging;

(3) rebalancing;

(4) special dollar cost averaging;

(5) substantially equal withdrawals;

(6) systematic withdrawals and;

(7) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

Equitable Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT      Equitable Accumulator(R)'s variable investment options invest in different portfolios managed by
MANAGEMENT                   professional Investment advisers.
-----------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS       o 10 fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years
                               (subject to availability).
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             ------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.
-----------------------------------------------------------------------------------------------------------------------------------
ACCOUNT FOR SPECIAL DOLLAR   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
COST AVERAGING
-----------------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES               o On earnings inside the       No tax until you make withdrawals from your contract or
                               contract                     receive annuity payments.
                             o On transfers inside the      No tax on transfers among investment options.
                               contract
                             ------------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), Tax Sheltered
                             Annuity (TSA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                             Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this Prospectus and in the SAI.)
-----------------------------------------------------------------------------------------------------------------------------------
BASEBUILDER(R) PROTECTION    baseBUILDER combines a guaranteed minimum income benefit with a guaranteed minimum death benefit provided under the contract. The guaranteed minimum income benefit provides income protection for you while the annuitant lives. The guaranteed minimum death benefit provides a death benefit for the beneficiary should the annuitant die.
-----------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         o NQ, Rollover IRA, Roth Conversion IRA, QP and Rollover TSA contracts
                                 o Initial minimum:        $5,000
                                 o Additional minimum:     $1,000
                                                           $100 monthly and $300 quarterly under our automatic investment program
                                                           (NQ contracts)
                             ------------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                                 o Initial minimum:        $2,000
                                 o Additional minimum:     $50
                             Maximum contribution limitations may apply.
-----------------------------------------------------------------------------------------------------------------------------------





8 Equitable Accumulator(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY   o Lump sum withdrawals
                       o Several withdrawal options on a periodic basis
                       o Loans under Rollover TSA contracts
                       o Contract surrender
                         You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT ALTERNATIVE     o Fixed annuity payout options
                       o Variable Immediate Annuity payout options
                       o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Guaranteed minimum death benefit even if you do not elect baseBuilder
                       o Dollar cost averaging
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually and annually)
                       o Free transfers
                       o Waiver of withdrawal charge for disability, terminal illness or confinement to a nursing home
                       o Protection Plus, an optional death benefit available under certain contracts (subject to state availability)
------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES       o Daily charges on amounts invested in variable investment options for mortality and expense risks and administrative charges at a current annual rate of 1.55%.
                       o Annual 0.30% benefit base charge for the optional baseBUILDER benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The benefit base is described under "Your benefit base" in
                         "Contract features and benefits" later in this Prospectus. If you do not elect baseBUILDER, you still receive a guaranteed minimum death benefit under your contract at no additional charge.
                       o Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, if your account value at the end of the contract year is less than $25,000, we deduct an annual administrative charge equal to $30 or during the first two contract years 2% of your account value, if less. If your account value is $25,000 or more, we will not deduct the charge.
                       o Annual 0.20% Protection Plus charge for this optional death benefit.
                       o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value on the most recent contract date anniversary to calculate the 15%
                         amount available. The charge begins at 7% in the first contract year following a contribution. It declines by 1% each year to 1% in the seventh contract year. There is no withdrawal charge in the eighth and later contract years following a contribution.
                       -------------------------------------------------------------------------------------------------------------
                       The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                       -------------------------------------------------------------------------------------------------------------
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
                       o We deduct a $350 annuity administrative fee from amounts applied to purchase the Variable Immediate
                         Annuity payout options.
                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually,
                         12b-1 fees of 0.25% annually and other expenses.
------------------------------------------------------------------------------------------------------------------------------------


                          Equitable Accumulator(R) at a glance -- key features 9

------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages   NQ: 0-90
                       Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-90
                       Flexible Premium IRA: 20-70
                       QP: 20-75
------------------------------------------------------------------------------------------------------------------------------------


THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES, RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.


For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.



10 Equitable Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------
The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.


------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risks(1)                                                           1.10%
Administrative                                                                           0.25%
Distribution                                                                             0.20%
                                                                                         ----
Total annual expenses                                                                    1.55%
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY:
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge
    If your account value on a contract date anniversary is less than
    $25,000(2)                                                                           $30
    If your account value on a contract date anniversary is $25,000
    or more                                                                              $0
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of contributions (deducted if you                      Contract
surrender your contract or make certain withdrawals. The withdrawal                       year
charge percentage we use is determined by the contract year in which                       1 ................................. 7.00%
you make the withdrawal or surrender your contract. For each contri-                       2 ................................. 6.00%
bution, we consider the contract year in which we receive that                             3 ................................. 5.00%
contribution to be "contract year 1")(3)                                                   4 ................................. 4.00%
                                                                                           5 ................................. 3.00%
                                                                                           6 ................................. 2.00%
                                                                                           7 ................................. 1.00%
                                                                                           8+ ................................ 0.00%
Charge if you elect a Variable Immediate Annuity payout option                           $350
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT THE OPTIONAL BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
BASEBUILDER BENEFIT CHARGE (calculated as a percentage of the
benefit base. Deducted annually on each contract date anniversary)(4)                    0.30%
------------------------------------------------------------------------------------------------------------------------------------
PROTECTION PLUS BENEFIT CHARGE (calculated as a percentage of the
account value. Deducted annually on each contract date anniversary)                      0.20%
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Fee Table 11

THE TRUSTS' ANNUAL EXPENSES
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET
                                                                                                          TOTAL ANNUAL
                                                   MANAGEMENT FEES                      OTHER EXPENSES   EXPENSES (AFTER
                                                   (AFTER EXPENSE                       (AFTER EXPENSE       EXPENSE
 PORTFOLIO NAME                                    LIMITATION)(5)      12B-1 FEES(6)    LIMITATION)(7)   LIMITATION)(8)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.00%              0.25%             0.70%             0.95%
AXA Premier VIP Health Care                      0.44%              0.25%             1.16%             1.85%
AXA Premier VIP International Equity             0.62%              0.25%             0.93%             1.80%
AXA Premier VIP Large Cap Core Equity            0.17%              0.25%             0.93%             1.35%
AXA Premier VIP Large Cap Growth                 0.31%              0.25%             0.79%             1.35%
AXA Premier VIP Large Cap Value                  0.08%              0.25%             1.02%             1.35%
AXA Premier VIP Small/Mid Cap Growth             0.42%              0.25%             0.93%             1.60%
AXA Premier VIP Small/Mid Cap Value              0.20%              0.25%             1.15%             1.60%
AXA Premier VIP Technology                       0.58%              0.25%             1.02%             1.85%
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.61%              0.25%             0.08%             0.94%
EQ/Alliance Common Stock                         0.46%              0.25%             0.07%             0.78%
EQ/Alliance Global                               0.73%              0.25%             0.12%             1.10%
EQ/Alliance Growth and Income                    0.57%              0.25%             0.06%             0.88%
EQ/Alliance Growth Investors                     0.57%              0.25%             0.06%             0.88%
EQ/Alliance Intermediate Government Securities   0.50%              0.25%             0.12%             0.87%
EQ/Alliance International                        0.85%              0.25%             0.25%             1.35%
EQ/Alliance Money Market                         0.33%              0.25%             0.07%             0.65%
EQ/Alliance Premier Growth                       0.84%              0.25%             0.06%             1.15%
EQ/Alliance Quality Bond                         0.53%              0.25%             0.07%             0.85%
EQ/Alliance Small Cap Growth                     0.75%              0.25%             0.06%             1.06%
EQ/Alliance Technology                           0.82%              0.25%             0.08%             1.15%
EQ/AXP New Dimensions                            0.00%              0.25%             0.70%             0.95%
EQ/AXP Strategy Aggressive                       0.00%              0.25%             0.75%             1.00%
EQ/Balanced                                      0.57%              0.25%             0.08%             0.90%
EQ/Bernstein Diversified Value                   0.61%              0.25%             0.09%             0.95%
EQ/Calvert Socially Responsible                  0.00%              0.25%             0.80%             1.05%
EQ/Capital Guardian International                0.66%              0.25%             0.29%             1.20%
EQ/Capital Guardian Research                     0.55%              0.25%             0.15%             0.95%
EQ/Capital Guardian U.S. Equity                  0.59%              0.25%             0.11%             0.95%
EQ/Emerging Markets Equity                       0.87%              0.25%             0.68%             1.80%
EQ/Equity 500 Index                              0.25%              0.25%             0.06%             0.56%
EQ/Evergreen Omega                               0.00%              0.25%             0.70%             0.95%
EQ/FI Mid Cap                                    0.48%              0.25%             0.27%             1.00%
EQ/FI Small/Mid Cap Value                        0.74%              0.25%             0.11%             1.10%
EQ/High Yield                                    0.60%              0.25%             0.07%             0.92%
EQ/International Equity Index                    0.35%              0.25%             0.50%             1.10%
EQ/J.P. Morgan Core Bond                         0.44%              0.25%             0.11%             0.80%
EQ/Janus Large Cap Growth                        0.76%              0.25%             0.14%             1.15%
EQ/Lazard Small Cap Value                        0.72%              0.25%             0.13%             1.10%
EQ/Marsico Focus                                 0.00%              0.25%             0.90%             1.15%
EQ/Mercury Basic Value Equity                    0.60%              0.25%             0.10%             0.95%
EQ/MFS Emerging Growth Companies                 0.63%              0.25%             0.09%             0.97%
EQ/MFS Investors Trust                           0.58%              0.25%             0.12%             0.95%
EQ/MFS Research                                  0.63%              0.25%             0.07%             0.95%
EQ/Putnam Growth & Income Value                  0.57%              0.25%             0.13%             0.95%
EQ/Putnam International Equity                   0.71%              0.25%             0.29%             1.25%
EQ/Putnam Voyager                                0.62%              0.25%             0.08%             0.95%
EQ/Small Company Index                           0.25%              0.25%             0.35%             0.85%
------------------------------------------------------------------------------------------------------------------------------------

Notes:

(1) A portion of this charge is for providing the guaranteed minimum death benefit.

(2) During the first two contract years this charge is equal to the lesser of $30 or 2% of your account value if it applies. Thereafter, the charge is $30 for each contract year.

(3) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount and upon surrender of a contract.


12 Fee table

(4) This charge is for providing a guaranteed minimum income benefit in combination with the guaranteed minimum death benefit available under the contract. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

(5) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.

(6) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001, thus, "Other Expenses" shown are estimated. See footnote (8) for any expense limitation agreement information.

(8) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.




--------------------------------------------------------------------------------
                                        MANAGEMENT       OTHER EXPENSES
                                    FEES (BEFORE ANY    (BEFORE ANY FEE
                                       FEE WAIVERS       WAIVERS AND/OR
                                     AND/OR EXPENSE         EXPENSE
PORTFOLIO NAME                       REIMBURSEMENTS)     REIMBURSEMENTS)
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Premier VIP Core Bond                 0.60%              0.84%
AXA Premier VIP Health Care               1.20%              1.16%
AXA Premier VIP International
Equity                                    1.05%              0.93%
AXA Premier VIP Large Cap Core
Equity                                    0.90%              0.93%
AXA Premier VIP Large Cap Growth          0.90%              0.79%
AXA Premier VIP Large Cap Value           0.90%              1.02%
AXA Premier VIP Small/Mid Cap
Growth                                    1.10%              0.93%
AXA Premier VIP Small/Mid Cap
Value                                     1.10%              1.15%
AXA Premier VIP Technology                1.20%              1.02%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth                0.90%              0.06%
EQ/Alliance Technology                    0.90%              0.08%
EQ/AXP New Dimensions                     0.65%              1.06%
EQ/AXP Strategy Aggressive                0.70%              0.77%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        MANAGEMENT        OTHER EXPENSES
                                    FEES (BEFORE ANY    (BEFORE ANY FEE
                                       FEE WAIVERS       WAIVERS AND/OR
                                     AND/OR EXPENSE         EXPENSE
 PORTFOLIO NAME                      REIMBURSEMENTS)    REIMBURSEMENTS)
--------------------------------------------------------------------------------
EQ/Bernstein Diversified Value            0.65%              0.09%
EQ/Calvert Socially Responsible           0.65%              1.46%
EQ/Capital Guardian International         0.85%              0.29%
EQ/Capital Guardian Research              0.65%              0.15%
EQ/Capital Guardian U.S. Equity           0.65%              0.11%
EQ/Emerging Markets Equity                1.15%              0.68%
EQ/Evergreen Omega                        0.65%              0.99%
EQ/FI Mid Cap                             0.70%              0.27%
EQ/FI Small/Mid Cap Value                 0.75%              0.11%
EQ/International Equity Index             0.35%              0.50%
EQ/J.P. Morgan Core Bond                  0.45%              0.11%
EQ/Janus Large Cap Growth                 0.90%              0.14%
EQ/Lazard Small Cap Value                 0.75%              0.13%
EQ/Marsico Focus                          0.90%              2.44%
EQ/MFS Investors Trust                    0.60%              0.12%
EQ/MFS Research                           0.65%              0.07%
EQ/Putnam Growth & Income Value           0.60%              0.13%
EQ/Putnam International Equity            0.85%              0.29%
EQ/Putnam Voyager                         0.65%              0.08%
--------------------------------------------------------------------------------



                                                                   Fee table  13

EXAMPLES

The examples below show the expenses that a hypothetical contract owner (who has elected baseBUILDER with a 5% roll up to age 80 or annual ratchet to age 80 guaranteed minimum death benefit and Protection Plus) would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. Since the annual administrative charge and the Protection Plus feature only apply under certain contracts, expenses would be lower for contracts that do not have such charges or features.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of the Trusts in the table, above, for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.



--------------------------------------------------------------------------------------------------------

                                                     If you surrender your contract at the end
                                                        of each period shown, the expenses
                                                                     would be:
                                                --------------------------------------------------------
                                                  1 year      3 years      5 years     10 years
--------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $  99.41    $ 146.22     $ 195.80     $ 352.56
AXA Premier VIP Health Care                      $ 108.86    $ 173.96     $ 240.94     $ 436.87
AXA Premier VIP International Equity             $ 108.33    $ 172.43     $ 238.48     $ 432.39
AXA Premier VIP Large Cap Core Equity            $ 103.61    $ 158.62     $ 216.08     $ 391.01
AXA Premier VIP Large Cap Growth                 $ 103.61    $ 158.62     $ 216.08     $ 391.01
AXA Premier VIP Large Cap Value                  $ 103.61    $ 158.62     $ 216.08     $ 391.01
AXA Premier VIP Small/Mid Cap Growth             $ 106.23    $ 166.31     $ 228.58     $ 414.24
AXA Premier VIP Small/Mid Cap Value              $ 106.23    $ 166.31     $ 228.58     $ 414.24
AXA Premier VIP Technology                       $ 108.86    $ 173.96     $ 240.94     $ 436.87
EQ/Aggressive Stock                              $  99.30    $ 145.91     $ 195.29     $ 351.58
EQ/Alliance Common Stock                         $  97.62    $ 140.92     $ 187.07     $ 335.73
EQ/Alliance Global                               $ 100.98    $ 150.88     $ 203.45     $ 367.16
EQ/Alliance Growth and Income                    $  98.67    $ 144.04     $ 192.21     $ 345.67
EQ/Alliance Growth Investors                     $  98.67    $ 144.04     $ 192.21     $ 345.67
EQ/Alliance Intermediate Government Securities   $  98.57    $ 143.73     $ 191.70     $ 344.68
EQ/Alliance International                        $ 103.61    $ 158.62     $ 216.08     $ 391.01
EQ/Alliance Money Market                         $  96.26    $ 136.86     $ 180.35     $ 322.66
EQ/Alliance Premier Growth                       $ 101.51    $ 152.43     $ 205.98     $ 371.98
EQ/Alliance Quality Bond                         $  98.36    $ 143.11     $ 190.67     $ 342.70
EQ/Alliance Small Cap Growth                     $ 100.56    $ 149.64     $ 201.41     $ 363.29
EQ/Alliance Technology                           $ 101.51    $ 152.43     $ 205.98     $ 371.98
EQ/AXP New Dimensions                            $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/AXP Strategy Aggressive                       $  99.93    $ 147.78     $ 198.35     $ 357.45
EQ/Balanced                                      $  98.88    $ 144.67     $ 193.24     $ 347.64
EQ/Bernstein Diversified Value                   $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/Calvert Socially Responsible                  $ 100.46    $ 149.33     $ 200.90     $ 362.32
EQ/Capital Guardian International                $ 102.03    $ 153.98     $ 208.52     $ 376.77
EQ/Capital Guardian Research                     $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/Capital Guardian U.S. Equity                  $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/Emerging Markets Equity                       $ 108.33    $ 172.43     $ 238.48     $ 432.39
EQ/Equity 500 Index                              $  95.31    $ 134.04     $ 175.68     $ 313.52
EQ/Evergreen Omega                               $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/FI Mid Cap                                    $  99.93    $ 147.78     $ 198.35     $ 357.45
EQ/FI Small/Mid Cap Value                        $ 100.98    $ 150.88     $ 203.45     $ 367.16
EQ/High Yield                                    $  99.09    $ 145.29     $ 194.26     $ 349.61
EQ/International Equity Index                    $ 100.98    $ 150.88     $ 203.45     $ 367.16
EQ/J.P. Morgan Core Bond                         $  97.83    $ 141.55     $ 188.10     $ 337.73
EQ/Janus Large Cap Growth                        $ 101.51    $ 152.43     $ 205.98     $ 371.98
EQ/Lazard Small Cap Value                        $ 100.98    $ 150.88     $ 203.45     $ 367.16
EQ/Marsico Focus                                 $ 101.51    $ 152.43     $ 205.98     $ 371.98
EQ/Mercury Basic Value Equity                    $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/MFS Emerging Growth Companies                 $  99.62    $ 146.85     $ 196.82     $ 354.52
EQ/MFS Investors Trust                           $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/MFS Research                                  $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/Putnam Growth & Income Value                  $  99.41    $ 146.22     $ 195.80     $ 352.56
EQ/Putnam International Equity                   $ 102.56    $ 155.53     $ 211.04     $ 381.54
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at
                                                        the end of each period shown, the
                                                                expenses would be:
                                                --------------------------------------------------------
                                                   1 year     3 years    5 years     10 years
--------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 29.41     $  96.22   $ 165.80     $ 352.56
AXA Premier VIP Health Care                      $ 38.86     $ 123.96   $ 210.94     $ 436.87
AXA Premier VIP International Equity             $ 38.33     $ 122.43   $ 208.48     $ 432.39
AXA Premier VIP Large Cap Core Equity            $ 33.61     $ 108.62   $ 186.08     $ 391.01
AXA Premier VIP Large Cap Growth                 $ 33.61     $ 108.62   $ 186.08     $ 391.01
AXA Premier VIP Large Cap Value                  $ 33.61     $ 108.62   $ 186.08     $ 391.01
AXA Premier VIP Small/Mid Cap Growth             $ 36.23     $ 116.31   $ 198.58     $ 414.24
AXA Premier VIP Small/Mid Cap Value              $ 36.23     $ 116.31   $ 198.58     $ 414.24
AXA Premier VIP Technology                       $ 38.86     $ 123.96   $ 210.94     $ 436.87
EQ/Aggressive Stock                              $ 29.30     $  95.91   $ 165.29     $ 351.58
EQ/Alliance Common Stock                         $ 27.62     $  90.92   $ 157.07     $ 335.73
EQ/Alliance Global                               $ 30.98     $ 100.88   $ 173.45     $ 367.16
EQ/Alliance Growth and Income                    $ 28.67     $  94.04   $ 162.21     $ 345.67
EQ/Alliance Growth Investors                     $ 28.67     $  94.04   $ 162.21     $ 345.67
EQ/Alliance Intermediate Government Securities   $ 28.57     $  93.73   $ 161.70     $ 344.68
EQ/Alliance International                        $ 33.61     $ 108.62   $ 186.08     $ 391.01
EQ/Alliance Money Market                         $ 26.26     $  86.86   $ 150.35     $ 322.66
EQ/Alliance Premier Growth                       $ 31.51     $ 102.43   $ 175.98     $ 371.98
EQ/Alliance Quality Bond                         $ 28.36     $  93.11   $ 160.67     $ 342.70
EQ/Alliance Small Cap Growth                     $ 30.56     $  99.64   $ 171.41     $ 363.29
EQ/Alliance Technology                           $ 31.51     $ 102.43   $ 175.98     $ 371.98
EQ/AXP New Dimensions                            $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/AXP Strategy Aggressive                       $ 29.93     $  97.78   $ 168.35     $ 357.45
EQ/Balanced                                      $ 28.88     $  94.67   $ 163.24     $ 347.64
EQ/Bernstein Diversified Value                   $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/Calvert Socially Responsible                  $ 30.46     $  99.33   $ 170.90     $ 362.32
EQ/Capital Guardian International                $ 32.03     $ 103.98   $ 178.52     $ 376.77
EQ/Capital Guardian Research                     $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/Capital Guardian U.S. Equity                  $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/Emerging Markets Equity                       $ 38.33     $ 122.43   $ 208.48     $ 432.39
EQ/Equity 500 Index                              $ 25.31     $  84.04   $ 145.68     $ 313.52
EQ/Evergreen Omega                               $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/FI Mid Cap                                    $ 29.93     $  97.78   $ 168.35     $ 357.45
EQ/FI Small/Mid Cap Value                        $ 30.98     $ 100.88   $ 173.45     $ 367.16
EQ/High Yield                                    $ 29.09     $  95.29   $ 164.26     $ 349.61
EQ/International Equity Index                    $ 30.98     $ 100.88   $ 173.45     $ 367.16
EQ/J.P. Morgan Core Bond                         $ 27.83     $  91.55   $ 158.10     $ 337.73
EQ/Janus Large Cap Growth                        $ 31.51     $ 102.43   $ 175.98     $ 371.98
EQ/Lazard Small Cap Value                        $ 30.98     $ 100.88   $ 173.45     $ 367.16
EQ/Marsico Focus                                 $ 31.51     $ 102.43   $ 175.98     $ 371.98
EQ/Mercury Basic Value Equity                    $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/MFS Emerging Growth Companies                 $ 29.62     $  96.85   $ 166.82     $ 354.52
EQ/MFS Investors Trust                           $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/MFS Research                                  $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/Putnam Growth & Income Value                  $ 29.41     $  96.22   $ 165.80     $ 352.56
EQ/Putnam International Equity                   $ 32.56     $ 105.53   $ 181.04     $ 381.54
--------------------------------------------------------------------------------------------------------

14 Fee table

-----------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract at the end         If you do not surrender your contract at
                                of each period shown, the expenses                the end of each period shown, the
                                             would be:                                    expenses would be:
                         ----------------------------------------------------------------------------------------------------
                           1 year      3 years     5 years     10 years     1 year     3 years     5 years      10 years
-----------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager        $ 99.41     $ 146.22     $ 195.80     $ 352.56    $ 29.41     $ 96.22    $ 165.80     $ 352.56
EQ/Small Company Index   $ 98.36     $ 143.11     $ 190.67     $ 342.70    $ 28.36     $ 93.11    $ 160.67     $ 342.70
-----------------------------------------------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money" later in this Prospectus.


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example for "if you do not surrender your contract" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses" later in this Prospectus.


CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2001.


                                                                    Fee table 15

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
                 FOR ANNUITANT               MINIMUM
 CONTRACT TYPE   ISSUE AGES                  CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
NQ
                 o through 90                o $5,000 (initial)      o After-tax money.             o For annuitants up to age 83
                                                                                                      at contract issue, additional
                 o through 85 in New York    o $1,000 (additional)   o Paid to us by check or         contributions may be made
                   and Pennsylvania                                    transfer of contract value in  up to age 84.
                                                                       a tax-deferred exchange
                                                                       under Section 1035 of the    o For annuitants age 84 and
                                                                       Internal Revenue Code.         older at contract issue
                                                                                                      additional contributions may
                                                                                                      be made up to one year
                                                                                                      beyond the annuitant's issue
                                                                                                      age.
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA
                 20 through 90               o $5,000 (initial)      o Eligible rollover distribu-  o For annuitants up to age 83
                                                                       tions from TSA contracts or    at contract issue, additional
                 20 through 85 in New York   o $1,000 (additional)     other 403(b) arrangements,     contributions may be made
                 and Pennsylvania                                      qualified plans, and govern-   up to age 84.
                                                                       mental EDC plans.
                                                                                                    o For annuitants age 84 and
                                                                     o Rollovers from another         older at contract issue addi-
                                                                       traditional individual         tional contributions may be
                                                                       retirement arrangement.        made up to one year beyond
                                                                                                      your issue age.
                                                                     o Direct custodian-to-
                                                                       custodian transfers from     o Contributions after age 70-1/2
                                                                       another traditional indi-      must be net of required
                                                                       vidual retirement              minimum distributions.
                                                                       arrangement.
                                                                                                    o Although we accept regular
                                                                     o Regular IRA contributions.     IRA contributions (limited to
                                                                                                      $3,000 for the calendar year
                                                                     o For the calendar year 2002     2002) under rollover IRA
                                                                       and later, additional          contracts, we intend that
                                                                       "catuch-up" contributions.     this contract be used prima-
                                                                                                      rily for rollover and direct
                                                                                                      transfer contributions.

                                                                                                    o Additional catch-up contri-
                                                                                                      butions totalling up to $500
                                                                                                      can be made for the calen-
                                                                                                      dar year 2002 where the
                                                                                                      owner is at least age 50 but
                                                                                                      under age 70-1/2 at any time
                                                                                                      during 2002.
------------------------------------------------------------------------------------------------------------------------------------


16 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                 FOR ANNUITANT                MINIMUM
 CONTRACT TYPE   ISSUE AGES                  CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion
IRA              20 through 90               o $5,000 (initial)      o Rollovers from another       o For annuitants up to age 83
                                                                       Roth IRA.                      at contract issue, additional
                 20 through 85 in New York   o $1,000 (additional)                                    contributions may be made
                 and Pennsylvania                                    o Conversion rollovers from a    up to age 84.
                                                                       traditional IRA.
                                                                                                    o For annuitants age 84 and
                                                                     o Direct transfers from          older at contract issue addi-
                                                                       another Roth IRA.              tional contributions may be
                                                                                                      made up to one year beyond
                                                                     o Regular Roth IRA               your issue age.
                                                                       contributions.
                                                                                                    o Conversion rollovers after
                                                                     o For the calendar year 2002     age 70-1/2 must be net of
                                                                       and later, additional          required minimum distribu-
                                                                       catch-up contributions.        tions for the traditional IRA
                                                                                                      you are rolling over.

                                                                                                    o You cannot roll over funds
                                                                                                      from a traditional IRA if your
                                                                                                      adjusted gross income is
                                                                                                      $100,000 or more.

                                                                                                    o Although we accept regular
                                                                                                      Roth IRA contributions (lim-
                                                                                                      ited to $3,000 for the
                                                                                                      calendar year 2002) under
                                                                                                      Roth IRA contracts, we
                                                                                                      intend that this contract be
                                                                                                      used primarily for rollover
                                                                                                      and direct transfer
                                                                                                      contributions.

                                                                                                    o Additional catch-up contri-
                                                                                                      butions totalling up to $500
                                                                                                      can be made for the calen-
                                                                                                      dar year 2002 where the
                                                                                                      owner is at least age 50 at
                                                                                                      any time during 2002.

------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA
                 20 through 90               o $5,000 (initial)      o Direct transfers of pretax   o For annuitants up to age 83
                                                                       funds from another contract    at contract issue, additional
                 20 through 85 in New York   o $1,000 (additional)     or arrangement under Sec-      contributions may be made
                 and Pennsylvania                                      tion 403(b) of the Internal    up to age 84.
                                                                       Revenue Code, complying
                                                                       with IRS Revenue Ruling      o For annuitants age 84 and
                                                                       90-24.                         older at contract issue addi-
                                                                                                      tional contributions may be
                                                                     o Eligible rollover distribu-    made up to one year beyond
                                                                       tions from other 403(b)        your issue age.
                                                                       plans, qualified plans, gov-
                                                                       ernmental EDC plans and      o Rollover or direct transfer
                                                                       Traditional IRAs.              contributions after age 70-1/2
                                                                                                      must be net of any required
                                                                                                      minimum distributions.

                                                                                                    o Employer-remitted contribu-
                                                                                                      tions are not permitted.
This contract may not be available in your state.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 17

------------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                 FOR ANNUITANT                MINIMUM
 CONTRACT TYPE   ISSUE AGES                  CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
QP
                 20 through 75               o $5,000 (initial)      o Only transfer contributions  o Regular ongoing payroll
                                                                       from an existing qualified     contributions are not
                                             o $1,000 (additional)     plan trust as a change of      permitted.
                                                                       investment vehicle under
                                                                       the plan.                    o Only one additional transfer
                                                                                                      contribution may be made
                                                                     o The plan must be qualified     during a contract year.
                                                                       under Section 401(a) of the
                                                                       Internal Revenue Code.       o No additional transfer con-
                                                                                                      tributions after age 76.
                                                                     o For 401(k) plans, trans-
                                                                       ferred contributions may     o For defined benefit plans,
                                                                       only include employee pre-     employee contributions are
                                                                       tax contributions.             not permitted and will not
                                                                                                      accept contributions that
                                                                                                      fund more than 80% of the
                                                                                                      actuarial value of the plan
                                                                                                      participant/employee's nor-
                                                                                                      mal retirement benefit.

                                                                                                    o Contributions after age 70-1/2
                                                                                                      must be net of any required
                                                                                                      minimum distributions.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
IRA              20 through 70               o $2,000 (initial)      o Regular traditional IRA      o No regular IRA contributions
                                                                       contributions.                 in the calendar year you turn
                                             o $50 (additional                                        age 70-1/2 and thereafter.
                                               after the first       o For the calendar year 2002
                                               contract year)          and later, additional        o Total regular contributions
                                                                       catch-up contributions.        may not exceed $3,000 for
                                                                                                      the calendar year 2002.
                                                                     o Eligible rollover distribu-
                                                                       tions from TSA contracts or  o Rollover and direct transfer
                                                                       other 403(b) arrangements,     contributions after age 70-1/2
                                                                       qualified plans, and govern-   must be net of required
                                                                       mental EDC plans.              minimum distributions.

                                                                     o Rollovers from another       o Although we accept rollover
                                                                       traditional individual         and direct transfer contribu-
                                                                       retirement arrangement.        tions under the Flexible
                                                                                                      Premium IRA contract, we
                                                                     o Direct custodian-              intend that this contract be
                                                                       to-custodian transfers from    used for ongoing regular
                                                                       another traditional indi-      contributions.
                                                                       vidual retirement
                                                                       arrangement.                 o Additional catch-up contri-
                                                                                                      butions totalling up to $500
                                                                                                      can be made for the calen-
                                                                                                      dar year 2002 where the
                                                                                                      owner is at least age 50 but
                                                                                                      under age 70-1/2 at any time
                                                                                                      during 2002.
------------------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                 FOR ANNUITANT                MINIMUM
 CONTRACT TYPE   ISSUE AGES                  CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Roth IRA         20 through 90               o $2,000 (initial)      o Regular after-tax            o For annuitants up to age 83
                                                                       contributions.                 at contract issue, additional
                 20 through 85 in New York   o $50 (additional                                        contributions may be made
                 and Pennsylvania              after the first       o For the calendar year 2002     up to age 84.
                                               contract year)          and later, additional
                                                                       catch-up contributions.      o For annuitants age 84 and
                                                                                                      older at contract issue addi-
                                                                     o Rollovers from another         tional contributions may be
                                                                       Roth IRA.                      made up to one year beyond
                                                                                                      your issue age.
                                                                     o Conversion rollovers from a
                                                                       traditional IRA.             o Total regular contributions
                                                                                                      may not exceed $3,000 for
                                                                     o Direct transfers from          the calendar year 2002.
                                                                       another Roth IRA.
                                                                                                    o Contributions are subject to
                                                                                                      income limits and other tax
                                                                                                      rules.

                                                                                                    o Although we accept rollover
                                                                                                      and direct transfer contribu-
                                                                                                      tions under the Flexible
                                                                                                      Premium Roth IRA contract,
                                                                                                      we intend that this contract
                                                                                                      be used for ongoing regular
                                                                                                      Roth IRA contributions.

                                                                                                    o Additional catch-up contri-
                                                                                                      butions totalling up to $500
                                                                                                      can be made for the calen-
                                                                                                      dar year 2002 where the
                                                                                                      owner is at least age 50 at
                                                                                                      any time during 2002.
------------------------------------------------------------------------------------------------------------------------------------

See "Tax information" later in this Prospectus and in the SAI for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator(R) contracts with the same annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.



                                               Contract features and benefits 19

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the fixed maturity options and the account for special dollar cost averaging.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options and the fixed maturity options.
--------------------------------------------------------------------------------


20  Contract features and benefits

PORTFOLIOS OF THE TRUSTS You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
 PORTFOLIO NAME                    OBJECTIVE                                               ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond*         Seeks a balance of a high current income and capital    BlackRock Advisors, Inc.
                                   appreciation consistent with a prudent level of risk    Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care*       Long-term growth of capital                             AIM Capital Management, Inc.
                                                                                           Dresdner RCM Global Investors LLC
                                                                                           Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International      Long-term growth of capital                             Alliance Capital Management L.P. through
  Equity*                                                                                  its Bernstein Investment Research and
                                                                                           Management Unit
                                                                                           Bank of Ireland Asset Management (U.S.)
                                                                                           Limited
                                                                                           OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core     Long-term growth of capital                             Alliance Capital Management L.P. through
  Equity*                                                                                  its Bernstein Investment Research and
                                                                                           Management Unit
                                                                                           Janus Capital Management LLC
                                                                                           Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap          Long-term growth of capital                             Alliance Capital Management L.P.
  Growth*                                                                                  Dresdner RCM Global Investors LLC
                                                                                           TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value*   Long-term growth of capital                             Alliance Capital Management L.P.
                                                                                           Institutional Capital Corporation
                                                                                           MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap      Long-term growth of capital                             Alliance Capital Management L.P.
  Growth*                                                                                  MFS Investment Management
                                                                                           RS Investment Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap      Long-term growth of capital                             AXA Rosenberg Investment Management LLC
  Value*                                                                                   The Boston Company Asset Management, LLC
                                                                                           TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology*        Long-term growth of capital                             Alliance Capital Management L.P.
                                                                                           Dresdner RCM Global Investors LLC
                                                                                           Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
 PORTFOLIO NAME                    OBJECTIVE                                               ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                Seeks to achieve long-term growth of capital            Alliance Capital Management L.P.
                                                                                           Marsico Capital Management LLC
                                                                                           MFS Investment Management
                                                                                           Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock           Seeks to achieve long-term growth of capital and        Alliance Capital Management L.P.
                                   increased income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                 Seeks long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21


------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                               ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income      Seeks to provide a high total return                    Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors       Seeks to achieve the highest total return consistent    Alliance Capital Management L.P.
                                   with the Adviser's determination of reasonable risk
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate           Seeks to achieve high current income consistent with    Alliance Capital Management L.P.
  Government Securities*            relative stability of principal
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International          Seeks long-term growth of capital                       Alliance Capital Management L.P.
                                                                                           (including through its Bernstein
                                                                                           Investment Research and Management Unit)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market           Seeks to obtain a high level of current income,         Alliance Capital Management L.P.
                                   preserve its assets and maintain liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth         Seeks long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond           Seeks to achieve high current income consistent with    Alliance Capital Management L.P.
                                   moderate risk of capital
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth       Seeks to achieve long-term growth of capital            Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology             Seeks to achieve growth of capital. Current income is   Alliance Capital Management L.P.
                                   incidental to the Portfolio's objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions              Seeks long-term growth of capital                       American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive         Seeks long-term growth of capital                       American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                        Seeks to achieve a high return through both             Alliance Capital Management L.P.
                                   appreciation of capital and current income              Capital Guardian Trust Company
                                                                                           Jennison Associates LLC
                                                                                           Prudential Investments LLC
                                                                                           Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value     Seeks capital appreciation                              Alliance Capital Management L.P.,
                                                                                           through its Bernstein Investment Research
                                                                                           and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible*   Seeks long-term capital appreciation                    Calvert Asset Management Company, Inc.
                                                                                           Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International  Seeks long-term growth of capital                       Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research       Seeks long-term growth of capital                       Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity    Seeks long-term growth of capital                       Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity         Seeks long-term capital appreciation                    Morgan Stanley Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                Seeks a total return before expenses that approximates  Alliance Capital Management L.P.
                                   the total return performance of the S&P 500 Index,
                                   including reinvestment of dividends, at a risk level
                                   consistent with that of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                 Seeks long-term capital growth                          Evergreen Investment Management Company,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                      Seeks long-term growth of capital                       Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value          Seeks long-term capital appreciation                    Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                      Seeks to achieve a high total return through a          Alliance Capital Management L.P.
                                   combination of current income and capital appreciation
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits


------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                                 ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index    Seeks to replicate as closely as possible (before deduc-    Deutsche Asset Management Inc.
                                 tion of Portfolio expenses) the total return of the MSCI
                                 EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond         Seeks to provide a high total return consistent with mod-   J.P. Morgan Investment Management, Inc.
                                 erate risk of capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth        Seeks long-term growth of capital                           Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value        Seeks capital appreciation                                  Lazard Asset Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus*                Seeks to achieve long-term growth of capital                Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity    Seeks capital appreciation and secondarily, income          Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth           Seeks to provide long-term capital growth                   MFS Investment Management
  Companies
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust           Seeks long-term growth of capital with a secondary          MFS Investment Management
                                 objective to seek reasonable current income
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                  Seeks to provide long-term growth of capital and future     MFS Investment Management
                                 income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income        Seeks capital growth. Current income is a secondary         Putnam Investment Management, LLC
  Value                           objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity   Seeks capital appreciation                                  Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                Seeks long-term growth of capital and any increased         Putnam Investment Management, LLC
                                 income that results from this growth
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index           Seeks to replicate as closely as possible (before deduc-    Deutsche Asset Management Inc.
                                 tion of Portfolio expenses) the total return of the Russell
                                 2000 Index
------------------------------------------------------------------------------------------------------------------------------------



* Subject to state availability.

Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this Prospectus.


                                               Contract features and benefits 23

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. You can allocate your contributions to one or more of these fixed maturity options. These amounts become part of our general account assets. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this Prospectus in "More information."

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on February 15th for each of the maturity years 2003 through 2012. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o the fixed maturity option's maturity date is within the current calendar year; or

o the rate to maturity is 3% or less.

YOUR CHOICES AT THE MATURITY DATE. We will notify you on or before December 31st of the year before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option with the earliest maturity date.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than 3%. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance or dollar cost averaging.


24  Contract features and benefits

SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. However, the total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the February 15th immediately following the date annuity payments are to begin.

PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on February 15, 2002 you chose the fixed maturity option with a maturity date of February 15, 2012, since the rate to maturity was 5.59% on February 15, 2002, we would have allocated $5,802.87 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing a Rollover IRA, Flexible Premium IRA, QP or Rollover TSA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, or your other traditional IRA or TSA funds are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus and in the SAI.

Please check with your financial professional if the principal assurance allocation feature is available in your state. Also, you may not elect principal assurance if the special dollar cost averaging program is in effect.

DOLLAR COST AVERAGING

We offer two dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.
--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
SPECIAL DOLLAR COST AVERAGING PROGRAM. Subject to state availability, under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. You may elect to participate in the special dollar cost averaging program at any time subject to the age limitation on contributions described in
Section 1 of this prospectus. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 6, 12, or 18 months. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 90 day rate lock will apply from the date of application. Any contribution(s) received during this 90 day period will be credited with the interest rate offered on the date of application for the remainder of time period selected at application. Any contribution(s) received after the 90 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options or fixed maturity options according to your instructions.

The only amounts that should be transferred from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any


                                              Contract features and benefits  25
other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Alliance Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Alliance Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Alliance Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Alliance Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.
                      ----------------------------------
You may not elect general dollar cost averaging or special dollar cost averaging if you are participating in the rebalancing program. See "Transfers among investment options" later in this Prospectus. You may not elect the special dollar cost averaging program if the principal assurance program is in effect.


YOUR BENEFIT BASE

The benefit base is used to calculate both the guaranteed minimum income benefit and the 5% (3% in Washington) roll up to age 80 guaranteed minimum death benefit. Your benefit base is not an account value or a cash value. See "Our baseBUILDER option" and "Guaranteed minimum death benefit" below. The benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily interest; less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus); less

o a deduction for any withdrawal charge remaining when you exercise your guaranteed minimum income benefit.

The effective annual interest rate credited to the benefit base is:

o 5% (3% in Washington for purposes of calculating the guaranteed minimum death benefit only) for the benefit base with respect to the variable investment options (other than the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market and EQ/Alliance Quality Bond options) and the account for special dollar cost averaging; and

o 3% for the benefit base with respect to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market and EQ/Alliance Quality Bond options, the fixed maturity options and the loan reserve account under Rollover TSA (if applicable).

No interest is credited to the benefit base after the contract date anniversary following the annuitant's 80th birthday.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our baseBUILDER option" and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR BASEBUILDER OPTION

The baseBUILDER option offers you a guaranteed minimum income benefit combined with the guaranteed minimum death benefit available under the contract. The baseBUILDER benefit is available if the annuitant is between the ages of 20 and 75 at the time the contract is issued. There is an additional charge for the baseBUILDER benefit which is described under "baseBUILDER benefit charge" in "Charges and expenses" later in this Prospectus.

The guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or an Income Manager level payment life with a period certain payout option subject to state availability. For contracts issued in Washington, the income manager payout feature is not available. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your guaranteed minimum income benefit. The maximum period certain available under the Income Manager payout option is 10 years. This period may be shorter, depending on the annuitant's age when you exercise your guaranteed minimum income benefit and the type of contract you own. We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------
When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive under the life annuity pay-


26  Contract features and benefits
out option will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your benefit base less any outstanding loan plus accrued interest (applies to Rollover TSA only) at guaranteed annuity purchase factors or (ii) the income provided by applying your actual account value at our then current annuity purchase factors.

When you elect to receive annual lifetime income, your contract will terminate and you will receive an annuity payout option. You will begin receiving payments one payment period after the annuity payout option is issued. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death. There is no continuation of benefits following the annuitant's (or joint annuitant's, if applicable) death.

Before you elect baseBUILDER, you should consider the fact that the guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

You should also consider that the guaranteed annuity purchase factors we use to determine your Income Manager benefit under baseBUILDER are more conservative than the guaranteed annuity purchase factors we use for the Income Manager payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the baseBUILDER Income Manager will be smaller than each periodic payment under the Income Manager payout annuity option.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. The table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market or EQ/Alliance Quality Bond options, the fixed maturity options or the loan reserve account.




------------------------------------------------------------------
                             GUARANTEED MINIMUM
     CONTRACT DATE         INCOME BENEFIT -- ANNUAL
 ANNIVERSARY AT EXERCISE   INCOME PAYABLE FOR LIFE
------------------------------------------------------------------
            10                     $10,816
            15                     $16,132
------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract anniversary. You may notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us in order to exercise this benefit. The amount of income you actually receive will be determined when we receive your request to exercise the benefit. You will begin receiving payments one payment period after the annuity payout contract is issued.

You (or the successor owner/annuitant, if applicable) will be eligible to exercise the guaranteed minimum income benefit as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 85th birthday;

(ii) if the annuitant was age 75 when the contract was issued, the only time you may exercise the guaranteed minimum income benefit is within 30 days following the first contract date anniversary that it becomes available;

(iii) if the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the baseBUILDER may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the guaranteed minimum income benefit can be exercised; and

(iv) For QP and Rollover TSA contracts, if you are eligible to exercise your guaranteed minimum income benefit, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract.


GUARANTEED MINIMUM DEATH BENEFIT

A guaranteed minimum death benefit is provided as part of the baseBUILDER benefit. A guaranteed minimum death benefit is also provided under your contract even if you do not elect baseBUILDER. In this case, the baseBUILDER benefit charge does not apply.


GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 79 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

You must elect either: the "5% (3% in Washington) roll up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you apply for a contract. Once you have made your election, you may not change it.


                                              Contract features and benefits  27

5% (3% IN WASHINGTON) ROLL UP TO AGE 80. This guaranteed minimum death benefit is equal to the benefit base described earlier in "Your benefit base." This guaranteed minimum death benefit is not available in New York.

ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equals your initial contribution. Then, on each contract date anniversary, we will determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down. If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.


GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 80 THROUGH 90 AT ISSUE OF NQ, ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA AND ROLLOVER TSA CONTRACTS.

On the contract date, your guaranteed minimum death benefit equals your initial contribution. Thereafter, it will be increased by the dollar amount of any additional contributions. We will reduce your guaranteed minimum death benefit if you take any withdrawals.
                      ----------------------------------
Please see "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for information on how withdrawals affect your guaranteed minimum death benefit.

See Appendix IV at the end of this Prospectus for an example of how we calculate the guaranteed minimum death benefit.


PROTECTION PLUS

Subject to state and contract availability, if you are purchasing a contract under which the Protection Plus feature is available, you may elect the Protection Plus death benefit at the time you purchase your contract. Protection Plus provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential consequences of electing to purchase the Protection Plus feature in an NQ or IRA contract.

If the annuitant is 69 or younger when we issue your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant, the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o the total net contributions or

o the death benefit less total net contributions

For purposes of calculating your Protection Plus benefit, the following applies:
(i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is age 70 through 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

o the total net contributions (as described above) or

o the death benefit (as described above) less total net contributions

Protection Plus must be elected when the contract is first issued: neither the owner nor the successor owner/annuitant can add it subsequently.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any positive or negative market value adjustments in the fixed maturity options and (iii) any guaranteed interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


28  Contract features and benefits

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus and in the SAI for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  29

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options; (ii) market adjusted amounts in the fixed maturity options;
(iii) value in the account for special dollar cost averaging; and (iv) value you have in the loan reserve account (applies for Rollover TSA contracts only). These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge (applicable for Flexible Premium IRA and Flexible Premium Roth IRA contracts only); (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions;

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) decreased to reflect a transfer of your loan amount to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the baseBUILDER and/or Protection Plus benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced under Flexible Premium IRA and Flexible Premium Roth IRA contracts when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


30  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that matures in the current calendar year or that has a rate to maturity of 3% or less.

o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Also, the maturity dates may be no later than the February 15th immediately following the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Accumulator(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------
You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect we will process the transfer as requested. The rebalancing program will remain in effect unless you request that it be canceled in writing.

You may not elect the rebalancing program if you are participating in the general dollar cost averaging or special dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.


                            Transferring your money among investment options  31

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.



--------------------------------------------------------------------------------
                                    METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                                                               LIFETIME
                                                               REQUIRED
                                              SUBSTANTIALLY     MINIMUM
 CONTRACT           LUMP SUM    SYSTEMATIC        EQUAL       DISTRIBUTION
--------------------------------------------------------------------------------
NQ                    Yes          Yes             No             No
--------------------------------------------------------------------------------
Rollover IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                  Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA             Yes          Yes             Yes            No
--------------------------------------------------------------------------------
QP                    Yes          No              No             Yes
--------------------------------------------------------------------------------
Rollover TSA*         Yes          Yes             No             Yes
--------------------------------------------------------------------------------

* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus and in the SAI.


LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300. If you request to withdraw more than 90% of a contract's current cash value we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" later in the Prospectus.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA and all IRA contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(All IRA contracts)

The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus and in the SAI. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option, you have completed at least 5 years of payments and attained age 59-1/2 or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the


32  Accessing your money
payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge.


LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus and in the SAI.)

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2. The minimum amount we will pay out is $250. You may elect the method you want us to use to calculate your minimum distribution withdrawals from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. See the "Required minimum distributions" section in "Tax information" later in this Prospectus and in the SAI for your specific type of retirement arrangement.

We do not impose a withdrawal charge on minimum distribution withdrawals except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

We will calculate your annual payment based on your account value at the end of the prior calendar year based on the method you choose.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first and then from the account for special dollar cost averaging. A market value adjustment may apply to withdrawals from the fixed maturity options. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

INCOME BENEFIT AND DEATH BENEFIT

5% (3% in Washington) roll up to age 80 -- If you elect the 5% roll up to age 80 guaranteed minimum death benefit, your benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the benefit base on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the benefit base on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your benefit base on a pro rata basis.

The timing of your withdrawals and whether they exceed the 5% threshold, described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

Annual ratchet to age 80 -- If you elect the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will always reduce your benefit base and current guaranteed minimum death benefit on a pro rata basis.

Annuitant issue ages 80 through 90 -- If your contract was issued when the annuitant was between ages 80 and 90, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.
                      ----------------------------------
Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are taking minimum distribution withdrawals.

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus and in the SAI for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the


                                                        Accessing your money  33
federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus and in the SAI.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if your are exercising your guaranteed minimum income benefit under baseBUILDER, your choice of payout options are those that are available under the baseBUILDER (see "Our baseBUILDER option" earlier in this Prospectus).




--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity (not available in
   payout options                     New York)
                                      Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager payout options         Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.


34  Accessing your money

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of the Trusts. The contract also offers a fixed annuity option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Both Income Manager payout options provide guaranteed level payments (NQ and IRA contracts). The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect a period certain Income Manager payout option unless withdrawal charges are no longer in effect under your Equitable Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner.

You may choose to apply only part of the account value of your Equitable Accumulator(R) contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Depending upon your circumstances, an Income Manager contract may be purchased on a tax-free basis. Please consult your tax adviser. The Income Manager payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager payout options, no withdrawal charge is imposed under the Equitable Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. The year in which your account value is applied to the payout option will be "contract year 1."

For contracts issued in New York where the annuitant was age 84 or 85 at contract issue, any applicable withdrawal charge will be imposed if you select a period certain annuity.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin unless you are applying only some of your account value to an Income Manager contract. The contract owner and annuitant must meet the issue age and payment requirements.


                                                        Accessing your money  35

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Equitable Accumulator(R) contract date. Except with respect to the Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally as follows:

(i) if the annuitant was not older than age 83 when the contract was issued, the contract date anniversary that follows the annuitant's 90th birthday;

(ii) if the annuitant was age 84 but not older than age 88 when the contract was issued the annuitant's age at issue plus seven years;

(iii) if the annuitant was age 89 or 90 when the contract was issued, age
      95; and

(iv)   for contracts issued in New York, by the annuitant's 90th birthday.

For contracts issued in Pennsylvania, the maturity date is related to the contract issue date, as follows:


--------------------------------------------------------------------------------
                  Maximum
 Issue Age   annuitization age
--------------------------------------------------------------------------------
    0-75            85
     76             86
     77             87
   78-80            88
   81-85            90
--------------------------------------------------------------------------------

The above may be different in some states.

Before the last day by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager annuity payout option is chosen.


36  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable (Flexible Premium IRA and Flexible Premium Roth IRA contracts only).

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o   A charge for baseBUILDER, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o   A charge for Protection Plus, if you elect this optional benefit.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this Prospectus.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE (FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY)

Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, we deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge first, from the fixed maturity options, in order of the earliest maturity date(s) first, and then, from the account for special dollar cost averaging. If you surrender your contract during the contract year we will deduct a pro rata portion of the charge.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                                Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution  7%    6%    5%    4%    3%    2%    1%    0%
--------------------------------------------------------------------------------


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1."


                                                        Charges and expenses  37

Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus and in the SAI.


Please note that you may incur a withdrawal charge if your contract was issued in New York and your annuitant was age 84 or 85 at issue because you must accept distribution of your cash value beginning with the contract anniversary following the annuitant's 90th birthday.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania, the withdrawal charge will be computed in the same manner as for other contracts, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to 0% in the sixth and later contract years.

The withdrawal charge does not apply in the circumstances described below.

ANNUITANT AGES 86 THROUGH 90 WHEN THE CONTRACT IS ISSUED. The withdrawal charge does not apply under the contract if the annuitant is age 86 or older when the contract is issued.

15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value on the most recent contract date anniversary, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract.

Note the following special rule for NQ contracts issued to a charitable remainder trust:

The free withdrawal amount will equal the greater of:

(1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.

DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
      (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) and
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


BASEBUILDER BENEFIT CHARGE

If you elect the baseBUILDER, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.30% of the benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge first, from the fixed maturity options, in order of the earliest maturity date(s) first, and then, from the account for special dollar cost averaging. A market value adjustment may apply.


PROTECTION PLUS

If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain applicable taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an


38  Charges and expenses
annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 3.5% (the rate is 1% in Puerto Rico).


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o Management fees ranging from 0.25% to 1.20%.

o 12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts following this prospectus.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit and the guaranteed minimum death benefit or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  39

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee.

Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the guaranteed minimum death benefit. The guaranteed minimum death benefit is part of your contract, whether you select the baseBUILDER benefit or not. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals (and any associated withdrawal charges). Under Rollover TSA contracts we will deduct the amount of any outstanding loan plus accrued interest from the amount of the death benefit.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a beneficiary spouse of the owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. A successor owner/annuitant, can only be named under NQ and individually owned IRA contracts.

For individually owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" later in this Prospectus.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When the owner is not the annuitant under an NQ contract and the owner dies before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal


40  Payment of death benefit
your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION

Upon your death under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within nine months following the date we receive proof of your death and before any other inconsistent election is made.

We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, to equal the guaranteed minimum death benefit as of the date of your death, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature and adjusted for any subsequent withdrawals. The beneficiary continuation option is available if we have received regulatory clearance in your state. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an Accumulator(R) individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

Under the beneficiary continuation option:

o   The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The guaranteed minimum income benefit and the death benefit provisions (including any guaranteed minimum death benefit) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, generally, any remaining interest in the contract will be paid in a lump sum to the person named by the beneficiary (when we receive satisfactory proof of death, any required instructions for the method of payment and the information and forms necessary to effect payment), unless such person elects to continue the payment method elected by the beneficiary.

Generally payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in "Tax information" later in this Prospectus and in the SAI, your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st on the 5th calendar year after your death.


                                                    Payment of death benefit  41

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator(R) contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Rollover IRA, Flexible Premium IRA, Roth Conversion IRA, Flexible Premium Roth IRA, QP or Rollover TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became to be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001, will apply again. In general, EGTRRA liberalizes contributions which can be made to all types of tax-favored retirement plans. In addition to increasing amounts which can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code
Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. More information on IRAs and TSAs is provided in the SAI. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits and baseBUILDER guaranteed minimum income benefit, Special Dollar Cost Averaging, selection of investment funds and fixed maturity options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying


42  Tax information
taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

PROTECTION PLUS FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. In such a case the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable and, for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator(R) NQ contract.

A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.


OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We cannot provide assurance


                                                             Tax information  43
as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. The SAI contains the information that the IRS requires you to have before you purchase an IRA. We do not discuss education IRAs because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

The Equitable Accumulator(R) traditional and Roth IRA contracts have been approved by the IRS as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts. Because the IRS has announced that issuers of formally approved IRAs must amend their contracts to reflect recent tax law changes and resubmit the amended contracts to retain such formal approval, Equitable intends to comply with such requirement during 2002.

PROTECTION PLUS(SM) FEATURE

THE PROTECTION PLUS FEATURE IS OFFERED FOR IRA CONTRACTS, SUBJECT TO STATE AVAILABILITY. THE IRS APPROVAL OF THE ACCUMULATOR CONTRACT AS A TRADITIONAL IRA AND ROTH IRA, RESPECTIVELY, NOTED IN THE PARAGRAPH ABOVE DOES NOT INCLUDE THIS OPTIONAL PROTECTION PLUS FEATURE. We have filed a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. THERE IS NO ASSURANCE THAT THE CONTRACT WITH THE PROTECTION PLUS FEATURE MEETS THE IRS QUALIFICATION REQUIREMENTS FOR IRAS. IRAS generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the optional Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). YOU SHOULD DISCUSS WITH YOUR TAX ADVISER WHETHER YOU SHOULD CONSIDER PURCHASING AN ACCUMULATOR IRA OR ACCUMULATOR ROTH IRA WITH OPTIONAL PROTECTION PLUS FEATURE.

CONTRIBUTIONS

Individuals may make three different types of contributions to an IRA:

o regular contributions out of earned income or compensation; or

44  Tax information

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other IRAs of the same type ("direct transfers").

In addition, an individual may make a taxable rollover contribution from a traditional IRA to a Roth IRA ("conversion" contributions).

Contributions to all types of IRAs are compensation-based. They are either made from your current compensation or have a connection with past compensation (for example, rollover contributions from an eligible retirement plan that you had with an employer relate to past compensation). Under certain circumstances, your nonworking spouse, former spouse or surviving spouse may contribute to an IRA. You can make regular contributions for any year to a traditional IRA within federal tax law limits up until the calendar year you reach the age 70-1/2. Regular contributions for any year to a Roth IRA can be made at any time during your life, subject to federal tax law limits.

The amount of contributions you may make to an IRA for any year and whether such contributions are eligible for special tax treatment (for example, deductibility from income or a special credit) may vary, depending on your income, age and whether you participate in an employer-sponsored retirement plan. Roth IRA contributions are not tax deductible. The maximum regular contribution that can be made to all of your IRAs (whether traditional or Roth) for 2002 is $3,000. The maximum regular contribution for 2002 is increased to $3,500 if you are at least age 50 at any time during 2002.

Rollover and transfer contributions are not subject to dollar limits. Rollover contributions may be made to a traditional IRA from "eligible retirement plans" which include other traditional IRAs, qualified plans, TSAs and, beginning in 2002, governmental 457(b) plans. For Roth IRAs, rollover contributions may be made from other Roth IRAs and traditional IRAs. The conversion of a traditional IRA to a Roth IRA is taxable. Direct transfer contributions may only be made directly from one traditional IRA to another or from one Roth IRA to another.

Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002 after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.

A more complete discussion of contributions to traditional IRAs and Roth IRAs is contained in the SAI.


WITHDRAWALS AND DISTRIBUTIONS

You can withdraw any or all of your funds from an IRA at any time; you do not need to wait for a special event like retirement. Earnings in IRAs are not subject to federal income tax until amounts are paid to you or your beneficiary. Withdrawals from an IRA, surrender of an IRA, death benefits from an IRA and annuity payments from an IRA may be fully or partially taxable. Withdrawals and distributions from IRAs are taxable as ordinary income (not capital gain).

Payments from traditional IRAs and Roth IRAs are taxed differently. Payments from traditional IRAs are generally fully taxable unless you have made nondeductible regular contributions or rolled over after-tax contributions. In any event, the issuer of the traditional IRA is entitled to report the distribution as fully taxable and it is your responsibility to calculate the taxable and tax-free portions of any traditional IRA payments on your own tax returns.

Distributions from Roth IRAs generally receive return of contribution treatment first under federal income tax calculation rules before any income is taxable. Beginning in 2003, certain distributions from Roth IRAs may qualify for fully tax-free treatment. These will be distributions after you reach age 59-1/2, die, become disabled or meet a qualified first-time homebuyer tax rule. You also have to meet a five-year aging period. It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.

A distribution from a traditional IRA will not be taxable if it is rolled over to an eligible retirement plan. A distribution from a Roth IRA will not be taxable if it is rolled over to another Roth IRA.

Taxable withdrawals or distributions from IRAs may be subject to an additional 10% penalty tax if you are under age 59-1/2, unless an exception applies.

Traditional IRAs are subject to required minimum distribution rules which require that amounts begin to be distributed in a prescribed manner from the IRA after the owner reaches age 70-1/2. These rules also require distributions after the owner's death. No distributions are required to be made from Roth IRAs until after the Roth IRA owner's death, but then the required minimum distribution rules apply.

A more complete discussion of the tax aspects of withdrawals and distributions from traditional IRAs and Roth IRAs is contained in the SAI.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II at the end of this Prospectus.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs).

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator(R) Rollover TSA contract:


                                                             Tax information  45

o a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You may make rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental 457(b) plans, other TSAs and 403(b) arrangements and traditional IRAs. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization.

Contributions to TSAs are discussed in greater detail in the SAI.


DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

You may also need spousal consent for certain transactions and payments.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o you take a hardship withdrawal (special federal income tax definition).

The amount of funds subject to the withdrawal restrictions may depend on the source of the funds used to establish the Accumulator(R) TSA.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2 unless an exception applies.

Distributions from TSAs are discussed in greater detail in the SAI.


LOANS FROM TSAS

Loans are generally not treated as a taxable distribution. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans from TSAs are discussed in greater detail in the SAI.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan (a qualified plan, a governmental 457(b) plan (separate accounting required), another TSA or a traditional IRA) which agrees to accept the rollover.

A spousal beneficiary may also roll over death benefits or certain divorce-related payments.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Rollovers from TSAs are discussed in greater detail in the SAI.


REQUIRED MINIMUM DISTRIBUTIONS

TSAs are subject to required minimum distribution rules beginning at age 70-1/2 or separation from service, if later. These rules are discussed in greater detail in the SAI.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding


46  Tax information
in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2002, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 45 and Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  47

8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 45 and in Separate Account No. 49. We established Separate Account No. 45 in 1994 and Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Accounts' operations are accounted for without regard to Equitable Life's other operations.

Each Separate Account is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or the Separate Accounts.

Each subaccount (variable investment option) within the Separate Accounts invests solely in Class IB/B shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts; and


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999, the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares and other aspects of its operations, appear in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in the respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 15, 2002, and the related price per $100 of maturity value were as shown below:




--------------------------------------------------------------------------------
    FIXED MATURITY
   OPTIONS WITH
   FEBRUARY 15TH       RATE TO MATURITY          PRICE
  MATURITY DATE OF          AS OF             PER $100 OF
   MATURITY YEAR     FEBRUARY 15, 2002      MATURITY VALUE
--------------------------------------------------------------------------------
        2003             3.00%                 $ 97.09
        2004             3.00%                 $ 94.26
        2005             3.63%                 $ 89.85
        2006             4.07%                 $ 85.24
--------------------------------------------------------------------------------

48  More information


--------------------------------------------------------------------------------
    FIXED MATURITY
   OPTIONS WITH
   FEBRUARY 15TH       RATE TO MATURITY          PRICE
 MATURITY DATE OF          AS OF           PER $100 OF
   MATURITY YEAR     FEBRUARY 15, 2002    MATURITY VALUE
--------------------------------------------------------------------------------
        2007       4.49%                 $ 80.27
        2008       4.82%                 $ 75.38
        2009       5.08%                 $ 70.67
        2010       5.29%                 $ 66.19
        2011       5.47%                 $ 61.90
        2012       5.59%                 $ 58.03
--------------------------------------------------------------------------------

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------
If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.


                                                            More information  49

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS

We accept initial contributions sent by wire to our processing office by agreement with certain broker-dealers. The transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we require an Acknowledgment of Receipt form, financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.



ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees;

50  More information

o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Accounts require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 45 or Separate Account No. 49, our ability to meet our obligations under the contracts or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS

The consolidated financial statements of Equitable Life at December 31, 2001 and 2000, and for the three years ended December 31, 2001, incorporated in this prospectus by reference to the 2001 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 45 and Separate Account No. 49, as well as the consolidated financial statements of Equitable Life, are in the applicable SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus and in the SAI.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC and AXA Distributors, LLC. For this purpose, AXA Advisors, LLC serves as the principal underwriter of Separate Account No. 45, and AXA Distributors, LLC serves as the principal underwriter of Separate Account No. 49. The offering of the contracts is intended to be continuous.


DISTRIBUTION OF THE CONTRACTS BY AXA ADVISORS, LLC

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, has responsibility for


                                                            More information  51
sales and marketing functions for the contracts funded through Separate Account No. 45. AXA Advisors also act as distributor for other Equitable Life annuity products with different features, expenses and fees. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, New York 10104.

These contracts will be sold by financial professionals who are financial professionals of AXA Advisors and its affiliates, who are also our licensed insurance agents.


DISTRIBUTION OF THE CONTRACTS BY AXA DISTRIBUTORS, LLC

AXA Distributors, LLC (AXA Distributors), an indirect, wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the contracts funded through Separate Account No. 49. AXA Distributors also acts as distributor for other Equitable Life annuity products with different features, expenses, and fees. AXA Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Distributors' principal business address is 1290 Avenue of the Americas, New York, New York 10104.

AXA Distributors is the successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. Like AXA Distributors, Equitable Distributors, Inc. was owned by Equitable Holdings, LLC.

These contracts are sold by financial professionals of AXA Distributors as well as by affiliated and unaffiliated broker-dealers who have entered into selling agreements with AXA Distributors. We pay broker-dealer sales compensation that will generally not exceed an amount equal to 7% of total contributions made under the contracts. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial professional as commissions related to sales of the contracts. The offering of the contracts is intended to be continuous.


52  More information

9. Investment performance

--------------------------------------------------------------------------------


The tables below show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The tables take into account all fees and charges under the contract, including the withdrawal charge, the optional baseBUILDER benefit charge, the charge for Protection Plus and the annual administrative charge under Flexible Premium IRA and Flexible Premium Roth IRA contracts but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes resulting in an estimated administrative charge, for the purpose of these tables, of $0.006 per $1,000.


The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available. The contracts were offered for the first time in 2000.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for periods before March 22, 1985, reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999, the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

AXA Premier VIP Trust commenced operations on December 31, 2001, and performance information for these portfolios is not available as of the date of this prospectus.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


                                                      Investment performance  53

                         TABLE FOR SEPARATE ACCOUNT 49
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:


--------------------------------------------------------------------------------
                                              LENGTH OF OPTION PERIOD
                                              ------------------------
                                                                  SINCE OPTION
VARIABLE INVESTMENT OPTIONS          1 YEAR        5 YEARS        INCEPTION*
--------------------------------------------------------------------------------
EQ/Aggressive Stock                 (33.34)%       (5.84)%         (5.38)%
EQ/Alliance Common Stock            (19.13)%        7.21%           8.00%
EQ/Alliance Global                  (28.51)%        1.32%           1.92%
EQ/Alliance Growth Investors        (20.99)%        4.75%           5.11%
EQ/Alliance Money Market             (5.05)%        2.31%           2.42%
EQ/Alliance Premier Growth          (32.15)%          --          (14.85)%
EQ/Alliance Small Cap Growth        (21.59)%          --            6.80%
EQ/Alliance Technology              (32.62)%          --          (39.87)%
EQ/Bernstein Diversified Value       (5.51)%          --            2.95%
EQ/Capital Guardian International   (29.12)%          --           (7.73)%
EQ/Capital Guardian Research        (10.54)%          --            0.21%
EQ/Capital Guardian U.S. Equity     (10.53)%          --           (1.91)%
EQ/Emerging Markets Equity          (13.63)%          --           (8.20)%
EQ/Equity 500 Index                 (20.53)%        7.45%           8.23%
EQ/Evergreen Omega                  (25.30)%          --          (10.83)%
EQ/FI Mid Cap                       (21.76)%          --          (15.78)%
EQ/FI Small/Mid Cap Value            (4.62)%          --            3.02%
EQ/High Yield                        (7.88)%       (2.85)%         (2.18)%
EQ/International Equity Index       (33.63)%          --           (4.53)%
EQ/J.P. Morgan Core Bond             (0.74)%          --            3.66%
EQ/Janus Large Cap Growth           (31.16)%          --          (33.71)%
EQ/Lazard Small Cap Value             8.91%           --            4.21%
EQ/Mercury Basic Value Equity        (3.11)%          --           11.23%
EQ/MFS Emerging Growth Companies    (42.08)%          --            6.99%
EQ/MFS Investors Trust              (24.29)%          --           (6.90)%
EQ/MFS Research                     (30.04)%          --            3.41%
EQ/Putnam Growth & Income Value     (15.26)%          --            2.92%
EQ/Putnam International Equity      (29.75)%          --            5.58%
EQ/Putnam Voyager                   (32.64)%          --            4.48%
EQ/Small Company Index              ( 6.53)%          --            0.88%
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                 LENGTH OF PORTFOLIO PERIOD
                                                 ---------------------------
                                                                              SINCE
                                                                             PORTFOLIO
VARIABLE INVESTMENT OPTIONS         3 YEARS        5 YEARS     10 YEARS     INCEPTION**
-----------------------------------------------------------------------------------------
EQ/Aggressive Stock                 (12.23)%       (5.84)%        1.86%       10.00%
EQ/Alliance Common Stock             (5.15)%        7.21%        10.39%       11.77%
EQ/Alliance Global                   (7.36)%        1.32%         6.34%        6.57%
EQ/Alliance Growth Investors         (2.73)%        4.75%         6.74%        9.77%
EQ/Alliance Money Market              1.18%         2.31%         2.35%        4.36%
EQ/Alliance Premier Growth              --            --            --       (14.84)%
EQ/Alliance Small Cap Growth          4.47%           --            --         6.80%
EQ/Alliance Technology                  --            --            --       (39.87)%
EQ/Bernstein Diversified Value       (2.11)%          --            --         2.95%
EQ/Capital Guardian International       --            --            --        (7.73)%
EQ/Capital Guardian Research            --            --            --         0.21%
EQ/Capital Guardian U.S. Equity         --            --            --        (1.92)%
EQ/Emerging Markets Equity            0.10%           --            --       (12.46)%
EQ/Equity 500 Index                  (5.32)%        7.45%           --        11.32%
EQ/Evergreen Omega                  (10.82)%          --            --       (10.82)%
EQ/FI Mid Cap                           --            --            --       (16.45)%
EQ/FI Small/Mid Cap Value             0.04%           --            --         1.19%
EQ/High Yield                        (7.77)%       (2.85)%        4.74%        5.09%
EQ/International Equity Index       (11.65)%          --            --        (4.53)%
EQ/J.P. Morgan Core Bond              2.23%           --            --         3.66%
EQ/Janus Large Cap Growth               --            --            --       (34.22)%
EQ/Lazard Small Cap Value             8.89%           --            --         4.21%
EQ/Mercury Basic Value Equity         8.49%           --            --        11.23%
EQ/MFS Emerging Growth Companies     (6.03)%          --            --         6.99%
EQ/MFS Investors Trust               (6.90)%          --            --        (6.90)%
EQ/MFS Research                      (6.71)%          --            --         3.41%
EQ/Putnam Growth & Income Value      (4.29)%          --            --         2.92%
EQ/Putnam International Equity       (0.22)%          --            --         5.58%
EQ/Putnam Voyager                   (10.60)%          --            --         4.48%
EQ/Small Company Index                2.44%           --            --         0.88%
-----------------------------------------------------------------------------------------


 * The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth Investors, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16,
   1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1,
   2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and Income, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (January 14, 2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are:
   EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987): EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1,
   1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


54 Investment performance

                         TABLE FOR SEPARATE ACCOUNT 45
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:



---------------------------------------------------------------------------------------------
                                                           LENGTH OF OPTION PERIOD
                                                           -----------------------
                                                                               SINCE OPTION
VARIABLE INVESTMENT OPTIONS                          1 YEAR        5 YEARS      INCEPTION*
---------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (33.34)%       (5.84)%          1.78%
EQ/Alliance Common Stock                         (19.13)%        7.21%          11.88%
EQ/Alliance Global                               (28.51)%        1.32%           5.02%
EQ/Alliance Growth and Income                    (10.08)%       11.53%          13.70%
EQ/Alliance Growth Investors                     (20.99)%        4.75%           7.77%
EQ/Alliance Intermediate Government Securities    (0.79)%        3.60%           4.13%
EQ/Alliance International                        (31.50)%       (5.52)%         (1.61)%
EQ/Alliance Money Market                          (5.05)%        2.31%           2.73%
EQ/Alliance Premier Growth                       (32.15)%          --          (14.85)%
EQ/Alliance Small Cap Growth                     (21.59)%          --            6.80%
EQ/Alliance Technology                           (32.62)%          --          (39.87)%
EQ/AXP New Dimensions                            (23.83)%          --          (28.99)%
EQ/AXP Strategy Aggressive                       (41.50)%          --          (54.37)%
EQ/Capital Guardian Research                     (10.54)%          --            0.21%
EQ/Capital Guardian U.S. Equity                  (10.53)%          --           (1.91)%
EQ/Emerging Markets Equity                       (13.63)%          --          (10.91)%
EQ/Equity 500 Index                              (20.53)%        7.45%          11.60%
EQ/Evergreen Omega                               (25.30)%          --          (10.83)%
EQ/FI Mid Cap                                    (21.76)%          --          (15.78)%
EQ/FI Small/Mid Cap Value                         (4.62)%          --            1.19%
EQ/High Yield                                     (7.88)%       (2.85)%          2.36%
EQ/International Equity Index                    (33.63)%          --           (4.53)%
EQ/Janus Large Cap Growth                        (31.16)%          --          (33.71)%
EQ/Mercury Basic Value Equity                     (3.11)%          --           11.23%
EQ/MFS Emerging Growth Companies                 (42.08)%          --            6.99%
EQ/MFS Investors Trust                           (24.29)%          --           (6.90)%
EQ/MFS Research                                  (30.04)%          --            3.41%
EQ/Putnam Growth & Income Value                  (15.26)%          --            2.92%
EQ/Small Company Index                            (6.53)%          --            0.88%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                              LENGTH OF PORTFOLIO PERIOD
                                                              --------------------------
                                                                                             SINCE
                                                                                           PORTFOLIO
VARIABLE INVESTMENT OPTIONS                          3 YEARS       5 YEARS     10 YEARS   INCEPTION**
--------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (12.23)%       (5.84)%        1.86%       10.00%
EQ/Alliance Common Stock                          (5.15)%        7.21%        10.39%       11.77%
EQ/Alliance Global                                (7.36)%        1.32%         6.34%        6.57%
EQ/Alliance Growth and Income                      4.68%        11.53%           --        11.19%
EQ/Alliance Growth Investors                      (2.73)%        4.75%         6.74%        9.77%
EQ/Alliance Intermediate Government Securities     1.90%         3.60%         3.62%        4.32%
EQ/Alliance International                        (10.56)%       (5.52)%          --        (1.41)%
EQ/Alliance Money Market                           1.18%         2.31%         2.35%        4.36%
EQ/Alliance Premier Growth                           --            --            --       (14.84)%
EQ/Alliance Small Cap Growth                       4.47%           --            --         6.80%
EQ/Alliance Technology                               --            --            --       (39.87)%
EQ/AXP New Dimensions                                --            --            --       (29.76)%
EQ/AXP Strategy Aggressive                           --            --            --       (55.16)%
EQ/Capital Guardian Research                         --            --            --         0.21%
EQ/Capital Guardian U.S. Equity                      --            --            --        (1.92)%
EQ/Emerging Markets Equity                         0.10%           --            --       (12.46)%
EQ/Equity 500 Index                               (5.32)%        7.45%           --        11.32%
EQ/Evergreen Omega                               (10.82)%          --            --       (10.82)%
EQ/FI Mid Cap                                        --            --            --       (16.45)%
EQ/FI Small/Mid Cap Value                          0.04%           --            --         1.19%
EQ/High Yield                                     (7.77)%       (2.85)%        4.74%        5.09%
EQ/International Equity Index                    (11.65)%          --            --        (4.53)%
EQ/Janus Large Cap Growth                            --            --            --       (34.22)%
EQ/Mercury Basic Value Equity                      8.49%           --            --        11.23%
EQ/MFS Emerging Growth Companies                  (6.03)%          --            --         6.99%
EQ/MFS Investors Trust                            (6.90)%          --            --        (6.90)%
EQ/MFS Research                                   (6.71)%          --            --         3.41%
EQ/Putnam Growth & Income Value                   (4.29)%          --            --         2.92%
EQ/Small Company Index                             2.44%           --            --         0.88%
--------------------------------------------------------------------------------------------------------


 * The variable option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (May 1, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research and EQ/Putnam Growth & Income Value (May 1, 1997); EQ/Emerging Markets Equity (September 2, 1997); EQ/International Equity Index and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced and EQ/Bernstein Diversified Value (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Quality Bond, EQ/Capital Guardian International, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are:
   EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987): EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1,
   1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


                                                       Investment performance 55

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o  data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's                               Investment Management Weekly Money
Morningstar's Variable Annuity         Management Letter
 Sourcebook                            Investment Dealers Digest
Business Week                          National Underwriter
Forbes                                 Pension & Investments
Fortune                                USA Today
Institutional Investor                 Investor's Business Daily
Money                                  The New York Times
Kiplinger's Personal Finance           The Wall Street Journal
Financial Planning                     The Los Angeles Times
Investment Adviser                     The Chicago Tribune
--------------------------------------------------------------------------------

From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator(R) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yields for the EQ/Alliance Quality Bond and EQ/High Yield options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market, EQ/Alliance Quality Bond and EQ/High Yield options. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the withdrawal charge, the optional baseBUILDER benefit charge, the optional Protection Plus benefit charge, the annual administrative charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The yields and effective yields for the EQ/Alliance Money Market option, when used for the special dollar cost averaging program, assume that no contract charges are deducted. For more information, see "Yield Information for the EQ/Alliance Money Market Option, EQ/Alliance Quality Bond Option and EQ/High Yield Option" in the SAI.



56  Investment performance

10. Incorporation of certain documents by reference

--------------------------------------------------------------------------------

Equitable Life's Annual Report on Form 10-K for the year ended December 31, 2001 is considered to be a part of this prospectus because it is incorporated by reference.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


                             Incorporation of certain documents by reference  57

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                                                      ----------------------------------
                                                                                       2000                        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                                                                           $ 67.28                     $ 49.56
  Separate Account 45 number of units outstanding (000's)                                   36                         118
  Separate Account 49 number of units outstanding (000's)                                  106                         249
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                                                                           $235.03                     $206.51
  Separate Account 45 number of units outstanding (000's)                                  217                         468
  Separate Account 49 number of units outstanding (000's)                                  204                         499
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Global
  Unit value                                                                           $ 34.60                     $ 27.16
  Separate Account 45 number of units outstanding (000's)                                  443                       1,072
  Separate Account 49 number of units outstanding (000's)                                   --                          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                                                           $ 25.90                     $ 25.10
  Separate Account 45 number of units outstanding (000's)                                1,223                       4,363
  Separate Account 49 number of units outstanding (000's)                                   --                          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth Investors
  Unit value                                                                           $ 38.95                     $ 33.50
  Separate Account 45 number of units outstanding (000's)                                  625                       1,374
  Separate Account 49 number of units outstanding (000's)                                   --                          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
  Unit value                                                                           $ 15.83                     $ 16.81
  Separate Account 45 number of units outstanding (000's)                                  269                       2,919
  Separate Account 49 number of units outstanding (000's)                                   --                          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                                                           $ 12.60                     $  9.51
  Separate Account 45 number of units outstanding (000's)                                  389                         702
  Separate Account 49 number of units outstanding (000's)                                   --                          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Money Market
  Unit value                                                                           $ 26.91                     $ 27.44
  Separate Account 45 number of units outstanding (000's)                                  571                       2,060
  Separate Account 49 number of units outstanding (000's)                                  826                       4,110
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                                                           $  9.46                     $  7.08
  Separate Account 45 number of units outstanding (000's)                                3,355                       6,887
  Separate Account 49 number of units outstanding (000's)                                6,200                      14,217
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                                                           $ 16.56                     $ 14.14
  Separate Account 45 number of units outstanding (000's)                                  825                       2,681
  Separate Account 49 number of units outstanding (000's)                                1,248                       2,971
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                                                            $  6.61                    $  4.91
  Separate Account 45 number of units outstanding (000's)                                 1,600                      4,587
  Separate Account 49 number of units outstanding (000's)                                 4,225                      9,666
------------------------------------------------------------------------------------------------------------------------------------



                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                                                      ----------------------------------
                                                                                       2000                        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP New Dimensions
  Unit value                                                                           $ 8.28                      $ 6.89
  Separate Account 45 number of units outstanding (000's)                                  49                         310
  Separate Account 49 number of units outstanding (000's)                                  --                          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP Strategy Aggressive
  Unit value                                                                           $ 6.21                      $ 4.07
  Separate Account 45 number of units outstanding (000's)                                  52                         485
  Separate Account 49 number of units outstanding (000's)                                  --                          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit value                                                                               --                      $39.47
  Separate Account 45 number of units outstanding (000's)                                  --                       1,417
  Separate Account 49 number of units outstanding (000's)                                  --                         110
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                                                           $11.63                      $11.80
  Separate Account 45 number of units outstanding (000's)                                  --                       1,416
  Separate Account 49 number of units outstanding (000's)                               1,119                       4,851
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                                                               --                      $ 8.63
  Separate Account 45 number of units outstanding (000's)                                  --                           3
  Separate Account 49 number of units outstanding (000's)                                  --                          19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                                                           $11.10                      $ 8.65
  Separate Account 45 number of units outstanding (000's)                                  --                          --
  Separate Account 49 number of units outstanding (000's)                               1,050                       2,530
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                                                           $11.05                      $10.66
  Separate Account 45 number of units outstanding (000's)                                 110                         283
  Separate Account 49 number of units outstanding (000's)                                 628                       2,052
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
  Unit value                                                                           $10.47                      $10.10
  Separate Account 45 number of units outstanding (000's)                                 110                         339
  Separate Account 49 number of units outstanding (000's)                               1,311                       3,790
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                                                           $ 6.49                      $ 6.06
  Separate Account 45 number of units outstanding (000's)                                 541                       1,014
  Separate Account 49 number of units outstanding (000's)                                 881                       1,482
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                                                           $27.79                      $24.03
  Separate Account 45 number of units outstanding (000's)                                 421                       1,082
  Separate Account 49 number of units outstanding (000's)                               1,524                       4,534
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                                                           $ 9.39                      $ 7.67
  Separate Account 45 number of units outstanding (000's)                                  39                         233
  Separate Account 49 number of units outstanding (000's)                                  47                         182
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                                                           $ 9.99                      $ 8.52
  Separate Account 45 number of units outstanding (000's)                                  58                       1,550
  Separate Account 49 number of units outstanding (000's)                                 609                       4,418
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                                                           $10.84                      $11.09
  Separate Account 45 number of units outstanding (000's)                                  70                       2,457
  Separate Account 49 number of units outstanding (000's)                                 198                       3,015
------------------------------------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                                                      ----------------------------------
                                                                                       2000                        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                                                                           $23.23                      $23.03
  Separate Account 45 number of units outstanding (000's)                                 145                         696
  Separate Account 49 number of units outstanding (000's)                                 432                       1,632
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                                                           $12.04                      $ 8.83
  Separate Account 45 number of units outstanding (000's)                                 111                         353
  Separate Account 49 number of units outstanding (000's)                                 425                       1,164
------------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                                                           $11.41                      $12.13
  Separate Account 45 number of units outstanding (000's)                                  --                          --
  Separate Account 49 number of units outstanding (000's)                               1,427                       8,943
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                                                           $ 8.39                      $ 6.36
  Separate Account 45 number of units outstanding (000's)                                 182                       1,651
  Separate Account 49 number of units outstanding (000's)                               1,134                       7,216
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                                                           $10.69                      $12.39
  Separate Account 45 number of units outstanding (000's)                                  --                          --
  Separate Account 49 number of units outstanding (000's)                                 588                       2,447
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                                               --                      $11.33
  Separate Account 45 number of units outstanding (000's)                                  --                          32
  Separate Account 49 number of units outstanding (000's)                                  --                          89
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                                                           $16.40                      $17.04
  Separate Account 45 number of units outstanding (000's)                                 275                       1,793
  Separate Account 49 number of units outstanding (000's)                                 299                       1,071
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                                                           $21.92                      $14.23
  Separate Account 45 number of units outstanding (000's)                               1,301                       2,260
  Separate Account 49 number of units outstanding (000's)                               2,112                       4,345
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                                                           $10.47                      $ 8.66
  Separate Account 45 number of units outstanding (000's)                                 298                         584
  Separate Account 49 number of units outstanding (000's)                               2,262                       7,160
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Research
  Unit value                                                                           $15.87                      $12.21
  Separate Account 45 number of units outstanding (000's)                                 551                       1,157
  Separate Account 49 number of units outstanding (000's)                               2,075                       5,117
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                                                                           $13.04                      $11.97
  Separate Account 45 number of units outstanding (000's)                                  80                         398
  Separate Account 49 number of units outstanding (000's)                               1,419                       6,123
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                                                           $17.37                      $13.42
  Separate Account 45 number of units outstanding (000's)                                  --                          --
  Separate Account 49 number of units outstanding (000's)                               2,110                       4,268
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Investors Growth
  Unit value                                                                           $17.19                      $12.78
  Separate Account 45 number of units outstanding (000's)                                  --                          --
  Separate Account 49 number of units outstanding (000's)                               1,902                       4,051
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                                                      ----------------------------------
                                                                                       2000                        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                                                           $10.87                      $10.92
  Separate Account 45 number of units outstanding (000's)                                 106                         361
  Separate Account 49 number of units outstanding (000's)                                 270                         825
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price International Stock
  Unit value                                                                           $11.34                      $ 8.73
  Separate Account 45 number of units outstanding (000's)                                 462                       1,269
  Separate Account 49 number of units outstanding (000's)                                  --                          --
------------------------------------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Equitable Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.

Under defined benefit plans, we will not accept rollovers from a defined contribution plan to a defined benefit plan. We will only accept transfers from a defined benefit plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. For defined benefit plans, the maximum percentage of actuarial value of the plan participant/employee's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant/employee. Equitable Life does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.

Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2; and

o the guaranteed minimum income benefit under baseBUILDER may not be an appropriate feature for annuitants who are older than age 601/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

                      (This page intentionally left blank)

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2003 to a fixed maturity option with a maturity date of February 15, 2012 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,846 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2007.




--------------------------------------------------------------------------------
                                                          HYPOTHETICAL ASSUMED
                                                          RATE TO MATURITY ON
                                                            FEBRUARY 15, 2007
                                                        -----------------------
                                                            5.00%        9.00%
--------------------------------------------------------------------------------
 AS OF FEBRUARY 15, 2007 (BEFORE WITHDRAWAL)
--------------------------------------------------------------------------------
(1) Market adjusted amount                                 $144,048     $ 119,487
(2) Fixed maturity amount                                  $131,080     $ 131,080
(3) Market value adjustment:
  (1) - (2)                                                $ 12,968     $ (11,593)
--------------------------------------------------------------------------------
 On February 15, 2007 (after withdrawal)
--------------------------------------------------------------------------------
(4) Portion of market value adjustment associated
    with withdrawal: (3) x [$50,000/(1)]                   $  4,501     $  (4,851)
(5) Reduction in fixed maturity amount: [$50,000 - (4)]    $ 45,499     $  54,851
(6) Fixed maturity amount: (2) - (5)                       $ 85,581     $  76,229
(7) Maturity value                                         $120,032     $ 106,915
(8) Market adjusted amount of (7)                          $ 94,048     $  69,487
--------------------------------------------------------------------------------

You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.


                               Appendix III: Market value adjustment example C-1

                      (This page intentionally left blank)

Appendix IV: Guaranteed minimum death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.

The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market or EQ/Alliance Quality Bond options or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:


--------------------------------------------------------------------------------
   END OF                           5% ROLL UP TO AGE 80      ANNUAL RATCHET TO AGE 80
 CONTRACT                          GUARANTEED MINIMUM          GUARANTEED MINIMUM
   YEAR         ACCOUNT VALUE       DEATH BENEFIT(1)              DEATH BENEFIT
--------------------------------------------------------------------------------
     1           $105,000             $105,000(1)                 $105,000(3)
     2           $115,500             $110,250(2)                 $115,500(3)
     3           $129,360             $115,763(2)                 $129,360(3)
     4           $103,488             $121,551(1)                 $129,360(4)
     5           $113,837             $127,628(1)                 $129,360(4)
     6           $127,497             $134,010(1)                 $129,360(4)
     7           $127,497             $140,710(1)                 $129,360(4)
--------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


5% ROLL UP TO AGE 80*

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the guaranteed minimum death benefit.


(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

--------------
* If your contract is issued in the state of Washington, the applicable crediting rate would be 3%, and, therefore, the values shown would be lower.

                       Appendix IV: Guaranteed minimum death benefit example D-1

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE

Tax Information                                                             2
Unit Values                                                                22
Custodian and Independent Accountants                                      23
Yield Information for the EQ/Alliance Money Market Option,
 EQ/Alliance Quality Bond Option and EQ/High Yield Option                  23
Distribution of the contracts                                              25
Financial Statements                                                       25


HOW TO OBTAIN AN EQUITABLE ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Equitable Accumulator(R) SAI dated May 1, 2002.


--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip






(SAI 13AMLF(5/02))

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2002 TO PROSPECTUSES FOR:



o Income Manager Accumulator(R)            o Equitable Accumulator(R)               o Equitable Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)    o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2002. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.

In this Supplement, we provide the following information: (1) how to reach us;
(2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses; (5) disruptive transfer activity; (6) beneficiary continuation option; (7) tax information; (8) condensed financial information;
(9) investment performance; and (10) updated information on Equitable Life.


(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014



--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547



--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year.



--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o  change your EQAccess password (not available through TOPS).


x00327
(R-4/15)

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http:// www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the EQ/Putnam International Equity, EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options") replaced or will replace interests in the EQ/T. Rowe Price International Stock, EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options, respectively (the "replaced options"), and these options are or will no longer be available. At the time of the replacement, all the assets that are in the replaced options are moved into the surviving options. After the replacement, any allocation elections to the replaced options will then be considered as allocation elections to the surviving options. The effective date for the replacement of EQ/T. Rowe Price International Stock investment option was April 26, 2002, therefore, references to it have been omitted from the fee table, the expense examples and the investment performance. The replacement of EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options will be on or about July 12, 2002, subject to shareholder vote. We will notify you if these replacements do not take place.

(3) INVESTMENT OPTIONS


(a) Please note the following name changes:



--------------------------------------------------------------------------------
 Former Name                  New Name            Effective Date
--------------------------------------------------------------------------------
EQ/Alliance High Yield       EQ/High Yield       May 1, 2002
EQ/Putnam Investors Growth   EQ/Putnam Voyager   May 1, 2002
--------------------------------------------------------------------------------

The investment objectives and advisers for these portfolios remain the same.



(b) Please note that we anticipate that the following investment option will be available under all contracts on or about May 1, 2002:

----------------------------------------------------------------------------------------------------------------------
 Variable investment option            Objective                                      Adviser
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government   Seeks to achieve high current income consis-   Alliance Capital Management L.P.
Securities*                           tent with relative stability of principal
----------------------------------------------------------------------------------------------------------------------

* Please see the applicable charges and expenses under "The Trusts' annual expenses" below.


(4) THE TRUSTS' ANNUAL EXPENSES

The following table sets forth the annual expenses for each portfolio as of December 31, 2001.

THE TRUSTS' ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

---------------------------------------------------------------------------------------------------------------------
                                                                                                              Net
                                                                                                           Total
                                                      Management                            Other          Annual
                                                        Fees                             Expenses         Expenses
                                                   (After expense                     (After expense   (After expense
                                                   limitation)(1)     12b-1 Fees(2)   limitation)(3)   limitation)(4)
---------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond                        0.00%            0.25%             0.70%            0.95%
 AXA Premier VIP Health Care                      0.44%            0.25%             1.16%            1.85%
 AXA Premier VIP International Equity             0.62%            0.25%             0.93%            1.80%
 AXA Premier VIP Large Cap Core Equity            0.17%            0.25%             0.93%            1.35%
 AXA Premier VIP Large Cap Growth                 0.31%            0.25%             0.79%            1.35%
 AXA Premier VIP Large Cap Value                  0.08%            0.25%             1.02%            1.35%
 AXA Premier VIP Small/Mid Cap Growth             0.42%            0.25%             0.93%            1.60%
 AXA Premier VIP Small/Mid Cap Value              0.20%            0.25%             1.15%            1.60%
 AXA Premier VIP Technology                       0.58%            0.25%             1.02%            1.85%
---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock                              0.61%            0.25%             0.08%            0.94%
 EQ/Alliance Common Stock                         0.46%            0.25%             0.07%            0.78%
 EQ/Alliance Global                               0.73%            0.25%             0.12%            1.10%
 EQ/Alliance Growth and Income                    0.57%            0.25%             0.06%            0.88%
 EQ/Alliance Growth Investors                     0.57%            0.25%             0.06%            0.88%
 EQ/Alliance Intermediate Government Securities   0.50%            0.25%             0.12%            0.87%
 EQ/Alliance International                        0.85%            0.25%             0.25%            1.35%
 EQ/Alliance Money Market                         0.33%            0.25%             0.07%            0.65%
 EQ/Alliance Premier Growth                       0.84%            0.25%             0.06%            1.15%
 EQ/Alliance Quality Bond                         0.53%            0.25%             0.07%            0.85%
 EQ/Alliance Small Cap Growth                     0.75%            0.25%             0.06%            1.06%
 EQ/Alliance Technology                           0.82%            0.25%             0.08%            1.15%
 EQ/AXP New Dimensions                            0.00%            0.25%             0.70%            0.95%
 EQ/AXP Strategy Aggressive                       0.00%            0.25%             0.75%            1.00%
 EQ/Balanced                                      0.57%            0.25%             0.08%            0.90%
 EQ/Bernstein Diversified Value                   0.61%            0.25%             0.09%            0.95%
 EQ/Calvert Socially Responsible                  0.00%            0.25%             0.80%            1.05%
 EQ/Capital Guardian International                0.66%            0.25%             0.29%            1.20%
 EQ/Capital Guardian Research                     0.55%            0.25%             0.15%            0.95%
 EQ/Capital Guardian US Equity                    0.59%            0.25%             0.11%            0.95%
 EQ/Emerging Markets Equity                       0.87%            0.25%             0.68%            1.80%
 EQ/Equity 500 Index                              0.25%            0.25%             0.06%            0.56%
 EQ/Evergreen Omega                               0.00%            0.25%             0.70%            0.95%
 EQ/FI Mid Cap                                    0.48%            0.25%             0.27%            1.00%
 EQ/FI Small/Mid Cap Value                        0.74%            0.25%             0.11%            1.10%
 EQ/High Yield                                    0.60%            0.25%             0.07%            0.92%
 EQ/International Equity Index                    0.35%            0.25%             0.50%            1.10%
 EQ/J.P. Morgan Core Bond                         0.44%            0.25%             0.11%            0.80%
 EQ/Janus Large Cap Growth                        0.76%            0.25%             0.14%            1.15%
 EQ/Lazard Small Cap Value                        0.72%            0.25%             0.13%            1.10%
 EQ/Marsico Focus                                 0.00%            0.25%             0.90%            1.15%
 EQ/Mercury Basic Value Equity                    0.60%            0.25%             0.10%            0.95%
 EQ/MFS Emerging Growth Companies                 0.63%            0.25%             0.09%            0.97%
 EQ/MFS Investors Trust                           0.58%            0.25%             0.12%            0.95%
 EQ/MFS Research                                  0.63%            0.25%             0.07%            0.95%
 EQ/Putnam Growth & Income Value                  0.57%            0.25%             0.13%            0.95%
 EQ/Putnam International Equity                   0.71%            0.25%             0.29%            1.25%
 EQ/Putnam Voyager                                0.62%            0.25%             0.08%            0.95%
 EQ/Small Company Index                           0.25%            0.25%             0.35%            0.85%
---------------------------------------------------------------------------------------------------------------------

Notes:

(1) The management fees shown for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (4) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Initial seed capital was invested for the Portfolios on December 31, 2001 thus, "Other Expenses" shown are estimated. See footnote (4) for any expense limitation agreement information.

(4) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.




--------------------------------------------------------------------------------
                                           Management        Other expenses
                                       Fees (before any    (before any fee
                                          fee waivers       waivers and/or
                                        and/or expense         expense
 Portfolio Name                         reimbursements)    reimbursements)
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Premier VIP Core Bond                    0.60%              0.84%
AXA Premier VIP Health Care                  1.20%              1.16%
AXA Premier VIP International
Equity                                       1.05%              0.93%
AXA Premier VIP Large Cap Core
Equity                                       0.90%              0.93%
AXA Premier VIP Large Cap Growth             0.90%              0.79%
AXA Premier VIP Large Cap Value              0.90%              1.02%
AXA Premier VIP Small/Mid Cap
Growth                                       1.10%              0.93%
AXA Premier VIP Small/Mid Cap
Value                                        1.10%              1.15%
AXA Premier VIP Technology                   1.20%              1.02%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth                   0.90%              0.06%
EQ/Alliance Technology                       0.90%              0.08%
EQ/AXP New Dimensions                        0.65%              1.06%
EQ/AXP Strategy Aggressive                   0.70%              0.77%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                           Management        Other expenses
                                       Fees (before any    (before any fee
                                          fee waivers       waivers and/or
                                        and/or expense         expense
 Portfolio Name                         reimbursements)    reimbursements)
--------------------------------------------------------------------------------
EQ/Bernstein Diversified Value               0.65%              0.09%
EQ/Calvert Socially Responsible              0.65%              1.46%
EQ/Capital Guardian International            0.85%              0.29%
EQ/Capital Guardian Research                 0.65%              0.15%
EQ/Capital Guardian US Equity                0.65%              0.11%
EQ/Emerging Markets Equity                   1.15%              0.68%
EQ/Evergreen Omega                           0.65%              0.99%
EQ/FI Mid Cap                                0.70%              0.27%
EQ/FI Small/Mid Cap Value                    0.75%              0.11%
EQ/International Equity Index                0.35%              0.50%
EQ/J.P. Morgan Core Bond                     0.45%              0.11%
EQ/Janus Large Cap Growth                    0.90%              0.14%
EQ/Lazard Small Cap Value                    0.75%              0.13%
EQ/Marsico Focus                             0.90%              2.44%
EQ/MFS Investors Trust                       0.60%              0.12%
EQ/MFS Research                              0.65%              0.07%
EQ/Putnam Growth & Income Value              0.60%              0.13%
EQ/Putnam International Equity               0.85%              0.29%
EQ/Putnam Voyager                            0.65%              0.08%
--------------------------------------------------------------------------------

EXAMPLES

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply to any contract or investment option to which this supplement relates (including the charge for any optional benefits available under any contract to which this supplement relates, as well as the maximum charges that would apply to the underlying portfolio). The annual administrative charge used in the examples is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. If your contract does not have an annual administrative charge and/or any optional benefit charge and/or has lower charges than used in the examples, then the expenses that apply to your contract would be lower than those shown below.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



---------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end
                                                         of each period shown, the expenses
                                                                     would be:
                                                 --------------------------------------------------
                                                     1 year      3 years      5 years     10 years
---------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      $ 120.95     $ 194.16     $ 259.15     $ 441.28
---------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             $ 120.40     $ 192.57     $ 256.58     $ 436.82
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity            $ 115.49     $ 178.17     $ 233.17     $ 395.65
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                 $ 115.49     $ 178.17     $ 233.17     $ 395.65
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                  $ 115.49     $ 178.17     $ 233.17     $ 395.65
---------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth             $ 118.22     $ 186.19     $ 246.23     $ 418.76
---------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              $ 118.22     $ 186.19     $ 246.23     $ 418.76
---------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                       $ 120.95     $ 194.16     $ 259.15     $ 441.28
---------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 111.01     $ 164.93     $ 211.45     $ 356.42
---------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 109.27     $ 159.73     $ 202.87     $ 340.65
---------------------------------------------------------------------------------------------------
EQ/Alliance Global                               $ 112.76     $ 170.11     $ 219.97     $ 371.93
---------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    $ 110.36     $ 162.98     $ 208.24     $ 350.54
---------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     $ 110.36     $ 162.98     $ 208.24     $ 350.54
---------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   $ 110.25     $ 162.66     $ 207.70     $ 349.55
---------------------------------------------------------------------------------------------------
EQ/Alliance International                        $ 115.49     $ 178.17     $ 233.17     $ 395.65
---------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         $ 107.85     $ 155.49     $ 195.85     $ 327.65
---------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       $ 113.31     $ 171.72     $ 222.63     $ 376.72
---------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         $ 110.03     $ 162.01     $ 206.63     $ 347.58
---------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     $ 112.32     $ 168.82     $ 217.85     $ 368.07
---------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           $ 113.31     $ 171.72     $ 222.63     $ 376.72
---------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       $ 111.67     $ 166.87     $ 214.65     $ 362.26
---------------------------------------------------------------------------------------------------
EQ/Balanced                                      $ 110.58     $ 163.63     $ 209.31     $ 352.50
---------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  $ 112.21     $ 168.49     $ 217.32     $ 367.11
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                $ 113.85     $ 173.34     $ 225.27     $ 381.49
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       $ 120.40     $ 192.57     $ 256.58     $ 436.82
---------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              $ 106.86     $ 152.55     $ 190.97     $ 318.55
---------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    $ 111.67     $ 166.87     $ 214.65     $ 362.26
---------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        $ 112.76     $ 170.11     $ 219.97     $ 371.93
---------------------------------------------------------------------------------------------------
EQ/High Yield                                    $ 110.79     $ 164.28     $ 210.38     $ 354.46
---------------------------------------------------------------------------------------------------
EQ/International Equity Index                    $ 112.76     $ 170.11     $ 219.97     $ 371.93
---------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                         $ 109.48     $ 160.38     $ 203.94     $ 342.64
---------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        $ 113.31     $ 171.72     $ 222.63     $ 376.72
---------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        $ 112.76     $ 170.11     $ 219.97     $ 371.93
---------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 $ 113.31     $ 171.72     $ 222.63     $ 376.72
---------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 $ 111.34     $ 165.90     $ 213.05     $ 359.35
---------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/MFS Research                                  $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at
                                                        the end of each period shown, the
                                                                expenses would be:
                                                 --------------------------------------------------
                                                    1 year     3 years     5 years      10 years
---------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      $ 40.95     $ 124.16   $ 210.94     $ 436.87
---------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             $ 40.40     $ 122.57   $ 208.48     $ 432.39
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity            $ 35.49     $ 108.62   $ 186.08     $ 391.01
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                 $ 35.49     $ 108.62   $ 186.08     $ 391.01
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                  $ 35.49     $ 108.62   $ 186.08     $ 391.01
---------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth             $ 38.22     $ 116.31   $ 198.58     $ 414.24
---------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              $ 38.22     $ 116.31   $ 198.58     $ 414.24
---------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                       $ 40.95     $ 124.16   $ 210.94     $ 436.87
---------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 31.01     $  95.91   $ 165.29     $ 351.58
---------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 29.27     $  90.92   $ 157.07     $ 335.73
---------------------------------------------------------------------------------------------------
EQ/Alliance Global                               $ 32.76     $ 100.88   $ 173.45     $ 367.16
---------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    $ 30.36     $  94.04   $ 162.21     $ 345.67
---------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     $ 30.36     $  94.04   $ 162.21     $ 345.67
---------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   $ 30.25     $  93.73   $ 161.70     $ 344.68
---------------------------------------------------------------------------------------------------
EQ/Alliance International                        $ 35.49     $ 108.62   $ 186.08     $ 391.01
---------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         $ 27.85     $  86.86   $ 150.35     $ 322.66
---------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       $ 33.31     $ 102.43   $ 175.98     $ 371.98
---------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         $ 30.03     $  93.11   $ 160.67     $ 342.70
---------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     $ 32.32     $  99.64   $ 171.41     $ 363.29
---------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           $ 33.31     $ 102.43   $ 175.98     $ 371.98
---------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       $ 31.67     $  97.78   $ 168.35     $ 357.45
---------------------------------------------------------------------------------------------------
EQ/Balanced                                      $ 30.58     $  94.67   $ 163.24     $ 347.64
---------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  $ 32.21     $  99.33   $ 170.90     $ 362.32
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                $ 33.85     $ 103.98   $ 178.52     $ 376.77
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       $ 40.40     $ 122.57   $ 208.48     $ 432.39
---------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              $ 26.86     $  84.04   $ 145.68     $ 313.52
---------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    $ 31.67     $  97.78   $ 168.35     $ 357.45
---------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        $ 32.76     $ 100.88   $ 173.45     $ 367.16
---------------------------------------------------------------------------------------------------
EQ/High Yield                                    $ 30.79     $  95.29   $ 164.26     $ 349.61
---------------------------------------------------------------------------------------------------
EQ/International Equity Index                    $ 32.76     $ 100.88   $ 173.45     $ 367.16
---------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                         $ 29.48     $  91.55   $ 158.10     $ 337.73
---------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        $ 33.31     $ 102.43   $ 175.98     $ 371.98
---------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        $ 32.76     $ 100.88   $ 173.45     $ 367.16
---------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 $ 33.31     $ 102.43   $ 175.98     $ 371.98
---------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 $ 31.34     $  96.85   $ 166.82     $ 354.52
---------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/MFS Research                                  $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                      If you surrender your contract at the end
                                          of each period shown, the expenses
                                                      would be:
                                  -----------------------------------------------------
                                      1 year      3 years      5 years     10 years
---------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Putnam International Equity    $ 114.40     $ 174.95     $ 227.91     $ 386.23
EQ/Putnam Voyager                 $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Small Company Index            $ 110.03     $ 162.01     $ 206.63     $ 347.58
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
                                      If you do not surrender your contract at
                                         the end of each period shown, the
                                                 expenses would be:
                                 ------------------------------------------------------
                                     1 year     3 years     5 years      10 years
---------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Putnam International Equity    $ 34.40     $ 105.53   $ 181.04     $ 381.54
EQ/Putnam Voyager                 $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Small Company Index            $ 30.03     $  93.11   $ 160.67     $ 342.70
---------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money" in your prospectus.


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example for "if you do not surrender your contract" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses," in your prospectus.


(5) DISRUPTIVE TRANSFER ACTIVITY

The following reflects Equitable's current policy with regard to market timing-related transaction requests.

You should note that the Accumulator Series contracts are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


(6) BENEFICIARY CONTINUATION OPTION


BENEFICIARY CONTINUATION OPTION

Upon your death under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within nine months following the date we receive proof of your death and before any other inconsistent election is made.

We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, to equal the applicable guaranteed minimum death benefit as of the date of your death, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The beneficiary continuation option is available if we have received regulatory clearance in your state. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an appropriate individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The guaranteed minimum income benefit, if applicable, and the death benefit provisions (including any guaranteed minimum death benefit) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, generally, any remaining interest in the contract will be paid in a lump sum to the person named by the beneficiary (when we receive satisfactory proof of death, any required instructions for the method of payment and the information and forms necessary to effect payment), unless such person elects to continue the payment method elected by the beneficiary.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in "Tax information" in your prospectus and SAI, your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the 5th calendar year after your death.


(7) TAX INFORMATION

The discussion in the prospectus is amended to reflect changes due to the Economic Growth and Tax Relief Reconciliation Act of 2001, and proposed revisions to the proposed required minimum distribution Treasury Regulations.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH
IRA. Beginning in 2002, you may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of 2002, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution--even if you make a contribution to one plan and take the distribution from another plan--during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


CONTRIBUTIONS


INCREASED LIMITS ON REGULAR CONTRIBUTIONS TO BOTH TYPES OF IRAS

The maximum amount of regular contributions to all IRAs for any individual (including both traditional and Roth IRAs) for 2002 has been increased from $2,000 to $3,000. If the traditional IRA owner is at least age 50 but under age 70-1/2 at any time during 2002 an additional catch-up contribution of up to $500 more for 2002 may be made. For Roth IRAs, an additional catch-up contribution of up to $500 more for 2002 may be made if the Roth IRA owner is at least age
50 at any time during 2002.

If the traditional IRA owner is single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $34,000 and $44, 000 in 2002. If the traditional IRA owner is married, files a joint return and is covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $54,000 and $64,000 in 2002.


ROLLOVER CONTRIBUTIONS TO TRADITIONAL IRAS AND ROLLOVER TSAS

Beginning in 2002, rollover contributions may be made to a traditional IRA (but not a Roth IRA) or a Rollover TSA from "eligible retirement plans" which include traditional IRAs, TSAs, qualified plans and governmental 457(b) plans (also known as "governmental EDC plans").

Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002, after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.

We do not accept rollover contributions of after-tax funds to Accumulator(R) Rollover TSA contracts.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available. For example, distributions from a governmental 457(b) plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions. If you roll over funds from a governmental 457(b) plan into an eligible retirement plan which is not a governmental 457(b) plan (such as a traditional IRA or TSA), any subsequent distributions may be subject to this penalty.


ROLLOVERS BETWEEN ELIGIBLE RETIREMENT PLANS

Historically, a rollover from a traditional IRA could only be made to a qualified plan (or TSA) if the traditional IRA served as a "conduit" for only qualified plan (or only TSA) funds. Historically, a rollover from a TSA could only be made to another TSA or a traditional IRA. Beginning in 2002, these rules have been substantially liberalized. Eligible rollover distributions from qualified plans, TSAs, governmental 457(b) plans and traditional IRAs may be rolled over into other such plans. A surviving spouse beneficiary may roll over funds from the deceased spouse's traditional IRA or TSA into these "eligible retirement plans."

The recipient eligible retirement plan must agree to take the distribution. An eligible retirement plan is not legally required to accept a rollover. Before you decide to roll over your distribution to another eligible retirement plan, you should find out whether the plan accepts rollover contributions from other plan types and, if so, the types of distributions it accepts as rollover contributions. You should also find out about any documents that are required to be completed before the receiving plan will accept a rollover. Check with the administrator of the plan that is to receive your rollover prior to making the rollover. If an eligible retirement plan accepts your rollover, the plan may restrict subsequent distributions of the rollover amount or may require your spouse's consent for any subsequent distribution. A subsequent distribution from the plan that accepts your rollover may also be subject to different tax treatment than distributions from your traditional IRA or TSA.

If you roll a distribution from your traditional IRA or TSA into a governmental 457(b) plan, the recipient governmental 457(b) plan must agree to separately account for the rolled-over funds. Even though distributions from a governmental 457(b) plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions, any subsequent distributions from the governmental 457(b) plan attributable to the IRA or TSA funds rolled over continue to be subject to this penalty.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

Beginning in 2002, under certain circumstances, you may roll over any after-tax contributions you have made to a TSA to another qualified plan or TSA which agrees to do required separate accounting, or to a traditional IRA. This does not apply to Accumulator(R) Rollover TSA contracts, as we do not accept rollover contributions of after-tax funds, and we treat all funds directly transferred to Accumulator(R) Rollover TSA contracts as pre-tax funds.

After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan.


REQUIRED MINIMUM DISTRIBUTIONS

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


Account-based method. If you choose an account-based method, you divide the value of your traditional IRA, as of December 31st of the past calendar year, by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life, the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies.

If you initially choose an account-based method, you may be able to apply your traditional IRA funds later to a life annuity-based payout, with any certain period not exceeding remaining life expectancy.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments and on the status of your beneficiary.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the revised proposed rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the fifth year following the year of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit post-death distributions to be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

(8) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2001. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 0.50%.

------------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                            ------------------------
                                                                  2001        2000
------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------
  Unit value                                                  $ 58.69   $  78.83
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------
  Unit value                                                  $271.84   $ 306.09
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Global
------------------------------------------------------------------------------------
  Unit value                                                  $ 31.62         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------
  Unit value                                                  $ 27.40         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Growth Investors
------------------------------------------------------------------------------------
  Unit value                                                  $ 38.15         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------
  Unit value                                                  $ 18.84         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------
  Unit value                                                  $ 10.22         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Money Market
------------------------------------------------------------------------------------
  Unit value                                                  $ 34.09   $  33.08
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         124         --
------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------
  Unit value                                                  $  7.29   $   9.63
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------
  Unit value                                                  $ 14.86   $  17.22
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                            ------------------------
                                                                  2001        2000
------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------
  Unit value                                                  $ 5.00     $  6.65
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          9          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/AXP New Dimensions
------------------------------------------------------------------------------------
  Unit value                                                  $ 6.99          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/AXP Strategy Aggressive
------------------------------------------------------------------------------------
  Unit value                                                  $ 4.12          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          4          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------
  Unit value                                                  $46.74          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          3          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------
  Unit value                                                  $12.31     $ 12.01
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------
  Unit value                                                  $ 8.85          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------
  Unit value                                                  $ 8.90     $ 11.30
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------
  Unit value                                                  $10.97     $ 11.25
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------
  Unit value                                                  $10.39     $ 10.66
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
------------------------------------------------------------------------------------
  Unit value                                                  $ 6.34     $  6.72
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------
  Unit value                                                  $26.11     $ 29.88
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------
  Unit value                                                  $ 7.92          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                            --------------------
                                                               2001        2000
--------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------
  Unit value                                                  $ 8.64     $ 10.03
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          6          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                                  $11.66     $ 11.27
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         13          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/High Yield
--------------------------------------------------------------------------------
  Unit value                                                  $27.00     $ 26.95
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/International Equity Index
--------------------------------------------------------------------------------
  Unit value                                                  $ 9.21     $ 12.42
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          5          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
--------------------------------------------------------------------------------
  Unit value                                                  $12.65     $ 11.78
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                  $ 6.45     $  8.42
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                                  $12.93     $ 11.04
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------
  Unit value                                                  $11.37          --
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------
  Unit value                                                  $17.90          --
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------
  Unit value                                                  $14.96     $ 22.79
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------
  Unit value                                                  $ 8.94     $ 10.69
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/MFS Research
--------------------------------------------------------------------------------
  Unit value                                                  $12.83     $ 16.49
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
--------------------------------------------------------------------------------
  Unit value                                                  $12.57     $ 13.56
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                           ---------------------
                                                                2001        2000
--------------------------------------------------------------------------------
 EQ/Putnam International Equity
--------------------------------------------------------------------------------
  Unit value                                                  $ 14.10    $ 18.06
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
 EQ/Putnam Investors Growth
--------------------------------------------------------------------------------
  Unit value                                                  $ 13.43    $ 17.87
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------
  Unit value                                                  $ 11.40    $ 11.22
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1         --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
 EQ/T. Rowe Price International Stock
--------------------------------------------------------------------------------
  Unit value                                                  $  9.17         --
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1         --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.


------------------------------------------------------------------------------------------------------
                                                                  For the year ending December 31,
                                                            ------------------------------------------
                                                                               2001
------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 46.83
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        --
------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------
  Unit value                                                                $188.32
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         1
------------------------------------------------------------------------------------------------------
 EQ/Alliance High Yield
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 21.83
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        --
------------------------------------------------------------------------------------------------------
 EQ/Alliance Money Market
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 25.51
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                       217
------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  7.02
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        27
------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 13.91
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         7
------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  4.88
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         5
------------------------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 37.29
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         4
------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 11.64
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        16
------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  8.56
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        --
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  8.57
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        41
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 10.56
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        13
------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 23.37
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        11
------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  7.59
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        --
------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  8.48
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         5
------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 10.91
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        14
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                    For the year ending December 31,
                                                                 -------------------------------------
                                                                               2001
------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $ 8.71
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        26
------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $11.96
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        31
------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $ 6.33
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         6
------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $12.22
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        14
------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $11.32
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         2
------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $16.76
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         9
------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $14.00
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         1
------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $ 8.56
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         6
------------------------------------------------------------------------------------------------------
 EQ/MFS Research
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $12.01
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         7
------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $11.77
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        19
------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $13.20
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        18
------------------------------------------------------------------------------------------------------
 EQ/Putnam Investors Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $12.57
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         4
------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $10.77
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         1
------------------------------------------------------------------------------------------------------

(9) INVESTMENT PERFORMANCE


The following tables show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The tables take into account the maximum current fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract. The tables do not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes resulting in an estimated administrative charge, for the purpose of these tables, of $0.006 per $1,000.


The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for period before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

AXA Premier VIP Trust commenced operations on December 31, 2001, and performance information for these portfolios is not available as of the date of this prospectus.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

                         TABLE FOR SEPARATE ACCOUNT 49
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:



---------------------------------------------------------------------------------------------------------------------------------
                                             Length of option period                       Length of portfolio period
                                    ------------------------------------------ --------------------------------------------------
                                                                                                                         Since
                                                                 Since option                                          portfolio
Variable investment options             1 Year        5 Years     inception*      3 Years       5 Years    10 Years   inception**
---------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                 (20.36)%         7.21%         7.89%        ( 6.54)%       7.21%      9.99%        11.36%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock            (29.71)%         1.32%         1.91%        ( 8.80)%       1.32%      5.96%         6.18%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                  (11.33)%        11.52%           --           3.48%       11.52%        --         10.79%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors        (32.69)%        (5.52)%          --         (12.07)%      (5.52)%       --        ( 1.61)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market            (33.34)%           --        (16.58)%           --           --         --        (16.57)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth          ( 1.94)%         4.17%           --           0.69%        4.17%        --          3.31%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth        (33.81)%           --        (41.75)%           --           --         --        (41.75)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology              (25.05)%           --            --             --           --         --        (31.66)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value      ( 6.77)%           --          2.95%        ( 3.43)%         --         --          2.95%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International   (30.32)%           --        ( 9.28)%           --           --         --        ( 9.28)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research        (11.79)%           --        ( 1.19)%           --           --         --        ( 1.20)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity     (11.78)%           --        ( 3.35)%           --           --         --        ( 3.36)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity          (14.87)%           --        ( 8.20)%       ( 1.18)%         --         --        (12.46)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                 (21.75)%         7.45%         8.12%        ( 6.70)%       7.45%        --         10.93%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                  (26.51)%           --        (12.35)%       (12.35)%         --         --        (12.35)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                       (22.98)%           --        (17.62)%           --           --         --        (18.27)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value           ( 5.88)%           --          1.24%        ( 1.24)%         --         --          1.19%
---------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                       ( 9.13)%        (2.85)%      ( 2.18)%       ( 9.22)%      (2.85)%     4.37%         4.71%
---------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index       (34.81)%           --        ( 4.53)%       (13.20)%         --         --        ( 4.53)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond            ( 2.01)%           --          3.66%          0.98%          --         --          3.66%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth           (32.36)%           --        (35.64)%           --           --         --        (36.14)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value             7.61%            --          4.21%          7.75%          --         --          4.21%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity       ( 4.38)%           --         11.23%          7.34%          --         --         11.23%
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies    (43.25)%           --          6.99%        ( 7.44)%         --         --          6.99%
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust              (25.50)%           --        ( 8.33)%       ( 8.33)%         --         --        ( 8.33)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                     (31.23)%           --          3.41%        ( 8.13)%         --         --          3.41%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value     (16.50)%           --          2.92%        ( 5.65)%         --         --          2.92%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity      (30.94)%           --          5.58%        ( 1.51)%         --         --          5.58%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                   (33.83)%           --          4.48%        (12.11)%         --         --          4.48%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index              ( 7.79)%           --          0.88%          1.20%          --         --          0.88%
---------------------------------------------------------------------------------------------------------------------------------


 * The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth Investors, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1,
   1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and Income, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (January 14, 2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987):
   EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1,
   1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31,
   2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

                         TABLE FOR SEPARATE ACCOUNT 45
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:



----------------------------------------------------------------------------------------------
                                                             Length of option period
                                                   -------------------------------------------
                                                                                 Since option
Variable investment options                            1 Year        5 Years      inception*
----------------------------------------------------------------------------------------------
  EQ/Aggressive Stock                              (34.38)%       (5.84)%          1.76%
----------------------------------------------------------------------------------------------
  EQ/Alliance Common Stock                         (20.18)%        7.21%          11.79%
----------------------------------------------------------------------------------------------
  EQ/Alliance Global                               (29.55)%        1.32%           4.97%
----------------------------------------------------------------------------------------------
  EQ/Alliance Growth and Income                    (11.13)%       11.53%          13.60%
----------------------------------------------------------------------------------------------
  EQ/Alliance Growth Investors                     (22.03)%        4.75%           7.71%
----------------------------------------------------------------------------------------------
  EQ/Alliance Intermediate Government Securities   ( 1.85)%        3.60%           4.08%
----------------------------------------------------------------------------------------------
  EQ/Alliance International                        (32.54)%       (5.52)%        ( 1.61)%
----------------------------------------------------------------------------------------------
  EQ/Alliance Money Market                         ( 6.10)%        2.31%           2.70%
----------------------------------------------------------------------------------------------
  EQ/Alliance Premier Growth                       (33.19)%          --          (16.39)%
----------------------------------------------------------------------------------------------
  EQ/Alliance Small Cap Growth                     (22.63)%          --            6.80%
----------------------------------------------------------------------------------------------
  EQ/Alliance Technology                           (33.66)%          --          (41.61)%
----------------------------------------------------------------------------------------------
  EQ/AXP New Dimensions                            (24.87)%          --          (30.72)%
----------------------------------------------------------------------------------------------
  EQ/AXP Strategy Aggressive                       (24.87)%          --          (30.72)%
----------------------------------------------------------------------------------------------
  EQ/Capital Guardian Research                     (30.16)%          --              --
----------------------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity                  (11.59)%          --          ( 0.97)%
----------------------------------------------------------------------------------------------
  EQ/Emerging Markets Equity                       (11.58)%          --          ( 3.14)%
----------------------------------------------------------------------------------------------
  EQ/Equity 500 Index                              (14.68)%          --          (11.22)%
----------------------------------------------------------------------------------------------
  EQ/Evergreen Omega                               (21.58)%        7.45%          11.51%
----------------------------------------------------------------------------------------------
  EQ/FI Mid Cap                                    (26.35)%          --          (12.16)%
----------------------------------------------------------------------------------------------
  EQ/FI Small/Mid Cap Value                        (22.80)%          --          (17.43)%
----------------------------------------------------------------------------------------------
  EQ/High Yield                                    ( 5.67)%          --            1.16%
----------------------------------------------------------------------------------------------
  EQ/International Equity Index                    ( 8.93)%       (2.85)%          2.33%
----------------------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth                        ( 1.79)%          --              --
----------------------------------------------------------------------------------------------
  EQ/Mercury Basic Value Equity                        --            --            4.99%
----------------------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies                 ( 4.16)%          --           11.23%
----------------------------------------------------------------------------------------------
  EQ/MFS Investors Trust                           (43.11)%          --            6.99%
----------------------------------------------------------------------------------------------
  EQ/MFS Research                                  (25.33)%          --          ( 8.12)%
----------------------------------------------------------------------------------------------
  EQ/Putnam Growth & Income Value                  (31.08)%          --            3.41%
----------------------------------------------------------------------------------------------
  EQ/Small Company Index                           (33.67)%          --              --
----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                                  Length of portfolio period
                                                   --------------------------------------------------------
                                                                                            Since portfolio
Variable investment options                            3 Years       5 Years     10 Years     inception**
-----------------------------------------------------------------------------------------------------------
  EQ/Aggressive Stock                              (13.60)%       (5.84)%        1.71%        9.83%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Common Stock                         ( 6.33)%        7.21%        10.22%       11.59%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Global                               ( 8.59)%        1.32%         6.18%        6.40%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Growth and Income                      3.71%        11.53%           --        11.02%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Growth Investors                     ( 3.85)%        4.75%         6.58%        9.60%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Intermediate Government Securities     0.88%         3.60%         3.46%        4.16%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance International                        (11.87)%       (5.52)%          --       ( 1.41)%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Money Market                           0.14%         2.31%         2.19%        4.19%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Premier Growth                           --            --            --       (16.38)%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Small Cap Growth                       3.49%           --            --         6.80%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Technology                               --            --            --       (41.61)%
-----------------------------------------------------------------------------------------------------------
  EQ/AXP New Dimensions                                --            --            --       (31.49)%
-----------------------------------------------------------------------------------------------------------
  EQ/AXP Strategy Aggressive                           --            --            --       (31.49)%
-----------------------------------------------------------------------------------------------------------
  EQ/Capital Guardian Research                         --            --            --       ( 9.08)%
-----------------------------------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity                      --            --            --       ( 0.98)%
-----------------------------------------------------------------------------------------------------------
  EQ/Emerging Markets Equity                           --            --            --       ( 3.14)%
-----------------------------------------------------------------------------------------------------------
  EQ/Equity 500 Index                              ( 0.96)%          --            --       (12.83)%
-----------------------------------------------------------------------------------------------------------
  EQ/Evergreen Omega                               ( 6.50)%        7.45%           --        11.16%
-----------------------------------------------------------------------------------------------------------
  EQ/FI Mid Cap                                    (12.15)%          --            --       (12.15)%
-----------------------------------------------------------------------------------------------------------
  EQ/FI Small/Mid Cap Value                            --            --            --       (18.08)%
-----------------------------------------------------------------------------------------------------------
  EQ/High Yield                                    ( 1.03)%          --            --         1.16%
-----------------------------------------------------------------------------------------------------------
  EQ/International Equity Index                    ( 9.02)%       (2.85)%        4.58%        4.93%
-----------------------------------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth                          1.21%           --            --         3.66%
-----------------------------------------------------------------------------------------------------------
  EQ/Mercury Basic Value Equity                        --            --            --         5.31%
-----------------------------------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies                   7.57%           --            --        11.23%
-----------------------------------------------------------------------------------------------------------
  EQ/MFS Investors Trust                           ( 7.23)%          --            --         6.99%
-----------------------------------------------------------------------------------------------------------
  EQ/MFS Research                                  ( 8.12)%          --            --       ( 8.12)%
-----------------------------------------------------------------------------------------------------------
  EQ/Putnam Growth & Income Value                  ( 7.93)%          --            --         3.41%
-----------------------------------------------------------------------------------------------------------
  EQ/Small Company Index                           (11.91)%          --            --         4.48%
-----------------------------------------------------------------------------------------------------------


 * The variable option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (May 1, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research and EQ/Putnam Growth & Income Value (May 1, 1997); EQ/Emerging Markets Equity (September 2, 1997); EQ/International Equity Index and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap, and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced and EQ/Bernstein Diversified Value (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Quality Bond, EQ/Capital Guardian International, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987):
   EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1,
   1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31,
   2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

(10) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Appendix


--------------------------------------------------------------------------------


Dates of previous Prospectuses and Supplements

------------------------------------------------------------------------------------------------------
                                                             Product Distributor
                                       ---------------------------------------------------------------
                                                                AXA Advisors
                                       ---------------------------------------------------------------
                                        Prospectus and
 Product Name                          SAI Dates              Supplement Dates
-------------------------------------- --------------------- -----------------------------------------
 o Income Manager                      4/7/95                7/1/95; 9/28/95
   Accumulator(R)                      11/1/95
                                       5/1/96
 o Income Manager(R)                   10/17/96              2/10/97
    Rollover IRA                       5/1/97                5/1/97; 12/31/97; 5/1/98;
                                                             1/4/99; 5/1/99; 5/1/00; 6/23/00;
                                                             9/1/00; 2/9/01; 9/1/01; 1/14/02
                                       ---------------------------------------------------------------
                                       12/31/97              12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                                             5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                                             9/1/01; 1/14/02
-------------------------------------- --------------------- -----------------------------------------

 o Equitable Accumulator(R)            5/1/98                5/1/98; 6/18/98; 11/30/98
   (IRA, NQ and QP)                    5/1/99                5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01;
                                                             1/14/02
 o Equitable Accumulator(R)
    Select(SM) (IRA, NQ, QP)
-------------------------------------- --------------------- -----------------------------------------
 o Equitable Accumulator(R)            10/18/99              3/20/00; 5/1/00; 6/23/00; 9/1/00;
    Select(SM)                                               2/9/01; 9/1/01; 10/13/00; 1/14/02

 o Equitable Accumulator(R)
                                       --------------------- -----------------------------------------
                                       5/1/00                3/20/00; 6/23/00; 9/1/00; 9/6/00;
                                                             2/9/01; 9/1/01; 10/13/00; 1/14/02
                                       --------------------- -----------------------------------------
                                       5/1/01                5/1/01+; 7/30/01*; 9/1/01;
                                                             10/1/01**; 12/14/01; 1/14/02
                                       --------------------- -----------------------------------------
                                       8/13/01               9/1/01; 10/1/01**; 12/14/01;
                                       (Accumulator(R)       1/14/02
                                       Select(SM) only)
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R) Plus(SM)     9/2/99
                                       10/18/99
                                       5/1/00                6/23/00; 9/1/00; 9/6/00; 10/13/00;
                                                             2/9/01; 3/19/01; 7/30/01; 9/1/01;
                                                             1/14/02
                                       --------------------- -----------------------------------------
                                       5/1/01                7/30/01*; 9/1/01; 12/14/01;
                                                             1/14/02
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R)              N/A                   N/A
 Select(SM) II
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R) Elite(SM) II N/A                   N/A
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R) Elite(SM)    8/13/01               9/1/01; 10/1/01***; 12/14/01;
                                                             1/14/02
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R)              11/17/00              2/9/01; 3/19/01; 7/30/01*;
 Advisor(SM)                                                 9/1/01; 12/14/01; 1/14/02
                                       --------------------- -----------------------------------------
                                       5/1/01                9/1/01; 12/14/01; 1/14/02
-------------------------------------- --------------------- -----------------------------------------



-------------------------------------------------------------------------------------------
                                                       Product Distributor
                                       ---------------------------------------------------
                                                        AXA Distributors
                                       ---------------------------------------------------
                                        Prospectus and
 Product Name                          SAI Dates         Supplement Dates
-------------------------------------- ---------------- ----------------------------------
 o Income Manager                      4/7/95           7/1/95; 9/28/95
   Accumulator(R)                      11/1/95
                                       10/16/96         2/10/97
 o Income Manager(R)                   5/1/97           5/1/97
    Rollover IRA                       8/1/97
                                       12/31/97         12/31/97; 5/1/98;
                                                        1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                                        2/9/01; 9/1/01; 1/14/02
-------------------------------------- ---------------- ----------------------------------
 o Equitable Accumulator(R)            10/1/97+++
   (IRA, NQ and QP)                    12/31/97+++
                                       5/1/98           5/1/98; 6/18/98; 11/30/98;
 o Equitable Accumulator(R)                             5/1/99; 5/1/00; 9/1/00; 2/9/01;
    Select(SM) (IRA, NQ, QP)                            9/1/01; 1/14/02
-------------------------------------- ---------------- ----------------------------------
 o Equitable Accumulator(R)            5/1/99
   Select(SM)                          10/18/99         3/20/00; 5/1/00; 9/1/00;
                                                        10/13/00; 2/9/01; 9/1/01;
 o Equitable Accumulator(R)                             1/14/02
                                       ---------------- ----------------------------------
                                       5/1/00           3/20/00; 9/1/00; 9/6/00; 10/13/
                                                        00; 2/9/01; 9/1/01; 1/14/02
                                       ---------------- ----------------------------------
                                       5/1/01           5/1/01+; 5/1/01++; 7/30/01*; 9/1/
                                                        01; 10/1/01**; 12/14/01; 1/14/02
                                       ---------------- ----------------------------------
                                       N/A              N/A
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R) Plus(SM)     8/2/99
                                       10/18/99
                                       5/1/00           9/1/00; 9/6/00; 10/13/00;
                                                        2/9/01; 3/19/01; 7/30/01;
                                                        9/1/01; 1/14/02
                                       ---------------- ----------------------------------
                                       5/1/01           5/1/01++; 7/30/01*; 9/1/01;
                                                        12/14/01; 1/14/02
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R)              10/1/01          10/1/01**; 12/14/01; 1/14/02
 Select(SM) II
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R) Elite(SM) II 10/1/01          10/1/01***; 12/14/01; 1/14/02
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R) Elite(SM)    8/13/01          9/1/01; 10/1/01***; 12/14/01;
                                                        1/14/02
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R)              5/15/00          9/1/00; 9/6/00; 2/9/01;
 Advisor(SM)                                            7/30/01*; 9/1/01; 12/14/01;
                                                        1/14/02
                                       ---------------- ----------------------------------
                                       5/1/01           9/1/01; 12/14/01; 1/14/02
------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                            Product Distributor
                            -----------------------------------------------------------------------------------
                                        AXA Advisors                            AXA Distributors
                            ------------------------------------- ---------------------------------------------
                             Prospectus and                        Prospectus and
 Product Name               SAI Dates          Supplement Dates   SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------- ---------------- ----------------------------
 Equitable Accumulator(R)   N/A               N/A                 9/2/99
 Express(SM)                                                      10/18/99
                                                                  5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                   7/30/01*; 9/1/01; 12/14/01;
                                                                                   1/14/02
                                                                  ---------------- ----------------------------
                                                                  5/1/01           7/30/01*; 9/1/01; 1/14/02
---------------------------------------------------------------------------------------------------------------

+     applies to contracts issued in Oregon only.

++    applies to Accumulator(R) and Accumulator(R) Plus(SM) only.

+++   applies to Accumulator(R) Select(SM) only.

*     applies to contracts issued in Washington only.

** applies to Equitable Accumulator(R) Select(SM) and Select(SM) II issued in New York only.

*** applies to Equitable Accumulator(R) Elite(SM) and Elite(SM) II issued in New York only.

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Tax Information                                                              2
Unit Values                                                                 22
Custodian and Independent Accountants                                       23
Yield Information for the EQ/Alliance Money Market Option, EQ/Alliance
  Quality Bond Option and EQ/High Yield Option                              23
Distribution of the contracts                                               25
Financial Statements                                                        25


How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547


Please send me an Equitable Accumulator(R) SAI dated May 1, 2002 :

Check one:

Equitable Accumulator(R)

Income Manager Accumulator(R)

Income Manager(R) Rollover IRA

Equitable Accumulator(R) (IRA, NQ, QP)

Accumulator(R) Express(SM)

Accumulator(R) Advisor(SM)

Accumulator(R) Elite(SM) & Elite(SM) II

Accumulator(R) Plus(SM)

Accumulator(R) Select(SM) and Select(SM) II



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip






(SAI 4ACS(5/02))